UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments:

Putnam Global Income Trust
The fund's portfolio
1/31/09 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (99.6%)(a)

		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.5%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from August 20, 2037 to
October 20, 2037		$530,729	$551,461
			551,461

U.S. Government Agency Mortgage Obligations (99.1%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from July 1, 2021 to
September 1, 2021		118,215	123,234
5 1/2s, June 1, 2035		123,787	127,046
5 1/2s, April 1, 2020		121,277	125,564
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from March 1, 2033 to April 1, 2035		363,624	384,006
6 1/2s, with due dates from September 1, 2036 to
November 1, 2037		409,570	427,089
6 1/2s, TBA, March 1, 2039		2,000,000	2,075,312
6 1/2s, TBA, February 1, 2039		2,000,000	2,083,125
6s, July 1, 2037		42,601	43,959
6s, with due dates from May 1, 2021 to October 1, 2021		321,549	335,152
5 1/2s, with due dates from May 1, 2009 to
March 1, 2021		318,295	328,836
5 1/2s, TBA, February 1, 2039		4,000,000	4,093,750
5s, with due dates from May 1, 2020 to March 1, 2021		47,799	49,129
5s, TBA, March 1, 2039		25,000,000	25,329,103
5s, TBA, February 1, 2039		57,000,000	57,926,250
4 1/2s, TBA, March 1, 2039		3,000,000	3,008,555
4 1/2s, TBA, February 1, 2039		16,000,000	16,100,000
4s, with due dates from May 1, 2019 to
September 1, 2020		582,894	588,774
			113,148,884

Total U.S. government and agency mortgage obligations (cost $114,635,642)			$113,700,345

U.S. TREASURY OBLIGATIONS (0.8%)(a)

		Principal amount	Value

U.S. Treasury Bonds 6 1/4s, May 15, 2030		$646,000	$863,894

Total U.S. treasury obligations (cost $749,953)			$863,894

COLLATERALIZED MORTGAGE OBLIGATIONS (41.2%)(a)

		Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 04-5,
Class 3A1, 4.95s, 2035		$226,593	$135,956
Asset Securitization Corp. Ser. 96-MD6, Class A7,
8.631s, 2029		102,696	109,016
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.658s, 2049		90,000	57,003
Ser. 07-2, Class A2, 5.634s, 2049		1,146,000	859,156
Ser. 06-4, Class A2, 5.522s, 2046		748,000	640,238
Ser. 04-3, Class A5, 5.319s, 2039		160,000	135,413
Ser. 05-6, Class A2, 5.165s, 2047		214,000	198,829
Ser. 07-5, Class XW, Interest only (IO), 0.44s, 2051		5,696,024	87,746
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035		100,000	64,691
Ser. 04-4, Class XC, IO, 0.284s, 2042		2,658,768	26,699
Ser. 06-5, Class XC, IO, 0.101s, 2016		1,907,212	16,119
Ser. 06-4, Class XC, IO, 0.088s, 2046		3,854,705	26,386
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.981s, 2036		390,840	195,420
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1, 4.67s, 2033		29,014	21,470
Ser. 05-E, Class 2, IO, 0.3s, 2035		2,186,223	5,978
Ser. 04-D, Class 2A, IO, 0.15s, 2034		729,625	257
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033		63,997	63,506
Bayview Commercial Asset Trust 144A
Ser. 07-1, Class S, IO, 2.477s, 2037		1,273,619	78,455
Ser. 07-CD1A, IO, 1.689s, 2021 (Canada) (F)	CAD	12,759,225	622,958
Ser. 06-CD1A, IO, 1.68s, 2023 (F)	CAD	9,539,558	437,039
Ser. 07-5A, IO, 1.55s, 2037		$723,367	54,542
FRB Ser. 06-CD1A, Class A1, 1.427s, 2023 (F)	CAD	1,901,307	1,283,835
Ser. 07-2A, IO, 1.3s, 2037		$1,046,985	80,408
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036		481,644	168,575
FRB Ser. 06-6, Class 2A1, 5.89s, 2036		251,076	130,756
FRB Ser. 05-7, Class 23A1, 5.649s, 2035		262,624	135,056
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.187s, 2032		100,000	72,875
Ser. 07-PW17, Class A3, 5.736s, 2050		1,047,000	638,262
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.689s, 2038		1,185,718	30,580
Ser. 06-PW14, Class X1, IO, 0.117s, 2038		1,276,699	11,337
Ser. 07-PW18, Class X1, IO, 0.095s, 2050		3,218,956	18,415
Broadgate Financing PLC sec. FRB Ser. D, 3.57s, 2023

(United Kingdom)	GBP	85,675	37,143
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030		$362,000	339,147
Ser. 98-1, Class G, 6.56s, 2030		89,000	76,410
Ser. 98-1, Class H, 6.34s, 2030		203,000	151,135
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.096s, 2014		370,000	227,991
Ser. 08-C7, Class A2A, 6.034s, 2049		200,000	151,836
Citigroup Commercial Mortgage Trust 144A Ser. 06-C5,
Class XC, IO, 0.089s, 2049		6,893,950	46,189
Citigroup Mortgage Loan Trust, Inc.
IFB Ser. 07-6, Class 2A5, IO, 6.261s, 2037		261,357	17,642
FRB Ser. 06-AR5, Class 2A5A, 6.198s, 2036		319,651	165,988
FRB Ser. 06-AR7, Class 2A2A, 5.648s, 2036		377,876	173,823
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.077s, 2044		1,712,286	5,866
Ser. 07-CD4, Class XC, IO, 0.059s, 2049		7,994,686	37,575
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031		157,000	129,226
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.02s, 2017		199,000	130,086
Countrywide Alternative Loan Trust
IFB Ser. 04-2CB, Class 1A5, IO, 7.211s, 2034		267,188	13,359
Ser. 06-45T1, Class 2A2, 6s, 2037		486,145	212,232
Ser. 06-J8, Class A4, 6s, 2037		299,697	124,843
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		159,062	111,629
Ser. 05-24, Class 1AX, IO, 0.737s, 2035		1,206,823	14,802
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.704s, 2035		628,672	336,339
Ser. 05-9, Class 1X, IO, 3.126s, 2035		592,542	8,286
Ser. 05-2, Class 2X, IO, 1.16s, 2035		623,645	8,551
Credit Suisse Mortgage Capital Certificates FRB Ser.
07-C4, Class A2, 5.81s, 2039		328,000	230,468
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.114s, 2049		10,866,703	56,507
Ser. 06-C4, Class AX, IO, 0.113s, 2039		5,889,604	53,979
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035		119,000	120,993
Ser. 04-C2, Class A2, 5.416s, 2036		180,000	139,716
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030		362,000	344,857
Ser. 02-CP5, Class M, 5 1/4s, 2035		81,000	4,050
Ser. 04-C4, Class AX, IO, 0.53s, 2039		1,020,078	13,852
Ser. 03-C3, Class AX, IO, 0.515s, 2038		1,350,721	50,819
Ser. 03-CK2, Class AX, IO, 0.342s, 2036		2,131,473	45,890
DLJ Commercial Mortgage Corp.
Ser. 99-CG2, Class B3, 6.1s, 2032		129,000	123,502
Ser. 99-CG2, Class B4, 6.1s, 2032		219,000	76,650
European Loan Conduit 144A FRB Ser. 22A, Class D,
3.043s, 2014 (Ireland) (F)	GBP	103,500	44,875
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 3.019s, 2014 (United Kingdom)	GBP	180,544	52,181
Fannie Mae
IFB Ser. 07-75, Class JS, 49.245s, 2037		$162,064	210,617
IFB Ser. 07-80, Class AS, 46.245s, 2037		99,472	133,591
IFB Ser. 07-1, Class NR, 44.541s, 2037		175,036	197,678
IFB Ser. 06-76, Class QB, 37.264s, 2036		163,163	214,994
IFB Ser. 06-63, Class SP, 36.964s, 2036		179,322	231,125
IFB Ser. 07-W7, Class 1A4, 36.844s, 2037		94,177	110,658
IFB Ser. 07-1, Class NK, 33.608s, 2037		241,614	309,396
IFB Ser. 06-104, Class ES, 31.503s, 2036		123,382	156,075
IFB Ser. 07-30, Class FS, 28.024s, 2037		82,971	98,083
IFB Ser. 05-37, Class SU, 27.642s, 2035		156,914	192,697
IFB Ser. 06-49, Class SE, 27.442s, 2036		150,433	184,733
IFB Ser. 06-60, Class AK, 27.242s, 2036		74,946	89,957
IFB Ser. 05-25, Class PS, 26.447s, 2035		82,228	95,154
IFB Ser. 05-57, Class CD, 23.665s, 2035		89,242	99,933
IFB Ser. 05-74, Class CP, 23.322s, 2035		97,797	104,037
IFB Ser. 06-27, Class SP, 23.139s, 2036		138,300	163,308
IFB Ser. 06-8, Class HP, 23.139s, 2036		152,638	178,863
IFB Ser. 06-8, Class WK, 23.139s, 2036		241,413	280,616
IFB Ser. 05-106, Class US, 23.139s, 2035		233,039	276,025
IFB Ser. 05-99, Class SA, 23.139s, 2035		113,938	131,599
IFB Ser. 05-45, Class DA, 22.992s, 2035		236,051	265,835
IFB Ser. 05-74, Class DM, 22.956s, 2035		229,488	266,239
IFB Ser. 05-45, Class DC, 22.882s, 2035		131,139	152,485
IFB Ser. 05-57, Class DC, 20.51s, 2034		139,156	157,484
IFB Ser. 05-45, Class PC, 19.082s, 2034		57,878	58,935
IFB Ser. 05-74, Class SK, 19.059s, 2035		181,902	197,752
IFB Ser. 05-74, Class CS, 18.949s, 2035		111,488	125,391
Ser. 02-T4, Class A4, 9 1/2s, 2041		273,794	297,067
Ser. 01-T10, Class A2, 7 1/2s, 2041		106,579	112,941
Ser. 02-T4, Class A3, 7 1/2s, 2041		92,429	97,946
Ser. 01-T12, Class A2, 7 1/2s, 2041		112,205	118,902
Ser. 99-T2, Class A1, 7 1/2s, 2039		207,848	219,020
Ser. 00-T6, Class A1, 7 1/2s, 2030		92,436	96,566
IFB Ser. 07-W6, Class 6A2, IO, 7.411s, 2037		122,233	11,465
IFB Ser. 04-51, Class XP, IO, 7.311s, 2034		365,800	30,836
IFB Ser. 03-66, Class SA, IO, 7.261s, 2033		197,033	15,886
IFB Ser. 04-17, Class ST, IO, 7.211s, 2034		47,663	5,837
IFB Ser. 08-7, Class SA, IO, 7.161s, 2038		725,594	82,042
Ser. 02-26, Class A1, 7s, 2048		80,008	84,634
Ser. 03-W8, Class 2A, 7s, 2042		302,159	319,628
Ser. 02-T16, Class A2, 7s, 2042		447,308	473,168
Ser. 02-14, Class A1, 7s, 2042		120,920	127,911
Ser. 383, Class 80, IO, 7s, 2037		80,821	8,179
IFB Ser. 07-W6, Class 5A2, IO, 6.901s, 2037		189,567	16,341
IFB Ser. 07-W4, Class 4A2, IO, 6.891s, 2037		874,144	75,351
IFB Ser. 07-W2, Class 3A2, IO, 6.891s, 2037		225,921	19,474

IFB Ser. 06-115, Class BI, IO, 6.871s, 2036	209,822	16,571
IFB Ser. 06-58, Class SQ, IO, 6.811s, 2036	572,608	55,087
IFB Ser. 08-36, Class YI, IO, 6.811s, 2036	537,579	46,856
IFB Ser. 05-52, Class DC, IO, 6.811s, 2035	107,301	8,554
IFB Ser. 06-60, Class SI, IO, 6.761s, 2036	239,952	22,795
IFB Ser. 06-60, Class UI, IO, 6.761s, 2036	98,105	7,244
IFB Ser. 04-89, Class EI, IO, 6.761s, 2034	743,772	52,583
IFB Ser. 04-24, Class CS, IO, 6.761s, 2034	277,530	22,017
IFB Ser. 07-W7, Class 3A2, IO, 6.741s, 2037	327,660	34,058
IFB Ser. 03-122, Class SA, IO, 6.711s, 2028	341,156	18,200
IFB Ser. 03-122, Class SJ, IO, 6.711s, 2028	350,885	18,500
IFB Ser. 04-60, Class SW, IO, 6.661s, 2034	525,645	47,623
IFB Ser. 03-130, Class BS, IO, 6.661s, 2033	727,851	61,119
IFB Ser. 05-65, Class KI, IO, 6.611s, 2035	367,414	29,393
IFB Ser. 03-34, Class WS, IO, 6.611s, 2029	693,937	53,418
IFB Ser. 08-10, Class LI, IO, 6.591s, 2038	700,911	63,923
IFB Ser. 08-01, Class GI, IO, 6.571s, 2037	1,005,467	90,492
Ser. 386, Class 14, IO, 6 1/2s, 2038	290,339	27,931
Ser. 383, Class 64, IO, 6 1/2s, 2037	79,138	8,009
Ser. 383, Class 58, IO, 6 1/2s, 2037	78,239	7,527
Ser. 381, Class 14, IO, 6 1/2s, 2037	118,941	11,442
Ser. 381, Class 15, IO, 6 1/2s, 2037	80,647	7,758
Ser. 383, Class 73, IO, 6 1/2s, 2037	82,816	8,381
Ser. 383, Class 70, IO, 6 1/2s, 2037	98,950	10,014
IFB Ser. 08-41, Class S, IO, 6.411s, 2036	526,898	43,531
IFB Ser. 07-39, Class LI, IO, 6.381s, 2037	679,892	63,516
IFB Ser. 07-54, Class CI, IO, 6.371s, 2037	175,627	14,934
IFB Ser. 07-39, Class PI, IO, 6.371s, 2037	150,977	10,424
IFB Ser. 07-28, Class SE, IO, 6.361s, 2037	169,763	14,347
IFB Ser. 06-128, Class SH, IO, 6.361s, 2037	91,631	6,450
IFB Ser. 06-56, Class SM, IO, 6.361s, 2036	223,562	17,640
IFB Ser. 05-73, Class SI, IO, 6.361s, 2035	113,006	7,646
IFB Ser. 05-12, Class SC, IO, 6.361s, 2035	217,435	19,772
IFB Ser. 05-17, Class ES, IO, 6.361s, 2035	223,100	20,017
IFB Ser. 05-17, Class SY, IO, 6.361s, 2035	103,727	9,311
IFB Ser. 07-W5, Class 2A2, IO, 6.351s, 2037 (F)	93,286	9,633
IFB Ser. 07-30, Class IE, IO, 6.351s, 2037	465,807	52,820
IFB Ser. 06-123, Class CI, IO, 6.351s, 2037	380,106	31,639
IFB Ser. 06-123, Class UI, IO, 6.351s, 2037	530,220	46,394
IFB Ser. 05-82, Class SY, IO, 6.341s, 2035	438,420	34,548
IFB Ser. 05-45, Class EW, IO, 6.331s, 2035	713,557	52,181
IFB Ser. 05-45, Class SR, IO, 6.331s, 2035	618,846	44,447
IFB Ser. 07-15, Class BI, IO, 6.311s, 2037	858,040	71,837
IFB Ser. 06-126, Class CS, IO, 6.311s, 2037	254,067	19,878
IFB Ser. 06-16, Class SM, IO, 6.311s, 2036	155,110	14,391
IFB Ser. 05-95, Class CI, IO, 6.311s, 2035	260,141	23,541
IFB Ser. 05-84, Class SG, IO, 6.311s, 2035	422,886	37,003
IFB Ser. 05-57, Class NI, IO, 6.311s, 2035	84,245	6,299
IFB Ser. 05-54, Class SA, IO, 6.311s, 2035	424,169	30,620
IFB Ser. 05-23, Class SG, IO, 6.311s, 2035	334,684	27,484
IFB Ser. 05-29, Class SX, IO, 6.311s, 2035	291,472	21,971
IFB Ser. 05-29, Class SY, IO, 6.311s, 2035	1,026,874	75,139
IFB Ser. 05-17, Class SA, IO, 6.311s, 2035	295,547	25,351
IFB Ser. 05-17, Class SE, IO, 6.311s, 2035	321,034	25,694
IFB Ser. 05-57, Class DI, IO, 6.311s, 2035	690,318	56,537
IFB Ser. 04-92, Class S, IO, 6.311s, 2034	931,475	77,406
IFB Ser. 06-104, Class EI, IO, 6.301s, 2036	356,522	34,202
IFB Ser. 05-83, Class QI, IO, 6.301s, 2035	78,532	6,789
IFB Ser. 06-128, Class GS, IO, 6.291s, 2037	195,301	16,228
IFB Ser. 06-114, Class IS, IO, 6.261s, 2036	186,441	14,681
IFB Ser. 06-116, Class LS, IO, 6.261s, 2036	78,635	6,830
IFB Ser. 04-92, Class SQ, IO, 6.261s, 2034	386,993	29,269
IFB Ser. 06-115, Class IE, IO, 6.251s, 2036	143,321	13,668
IFB Ser. 06-117, Class SA, IO, 6.251s, 2036	214,815	16,947
IFB Ser. 06-109, Class SH, IO, 6.231s, 2036	194,665	18,761
IFB Ser. 06-111, Class SA, IO, 6.231s, 2036	1,261,824	105,545
IFB Ser. 06-104, Class SG, IO, 6.211s, 2036	70,184	4,886
IFB Ser. 07-W6, Class 4A2, IO, 6.211s, 2037	786,359	66,369
IFB Ser. 06-128, Class SC, IO, 6.211s, 2037	179,917	14,433
IFB Ser. 06-43, Class SI, IO, 6.211s, 2036	797,637	63,146
IFB Ser. 06-44, Class IS, IO, 6.211s, 2036	98,845	8,645
IFB Ser. 06-8, Class JH, IO, 6.211s, 2036	659,082	52,592
IFB Ser. 06-8, Class PS, IO, 6.211s, 2036	429,603	45,239
IFB Ser. 05-122, Class SG, IO, 6.211s, 2035	158,186	15,551
IFB Ser. 06-101, Class SA, IO, 6.191s, 2036	681,205	59,272
IFB Ser. 06-92, Class LI, IO, 6.191s, 2036	211,888	16,720
IFB Ser. 06-60, Class YI, IO, 6.181s, 2036	313,607	32,608
IFB Ser. 06-85, Class TS, IO, 6.171s, 2036	286,361	21,022
IFB Ser. 06-61, Class SE, IO, 6.161s, 2036	108,593	7,480
IFB Ser. 07-75, Class PI, IO, 6.151s, 2037	263,942	19,715
IFB Ser. 07-W7, Class 2A2, IO, 6.141s, 2037	614,541	56,822
IFB Ser. 07-88, Class MI, IO, 6.131s, 2037	177,153	15,128
IFB Ser. 08-10, Class AI, IO, 6.111s, 2038	683,160	37,784
IFB Ser. 07-116, Class IA, IO, 6.111s, 2037	932,096	74,568
IFB Ser. 07-103, Class AI, IO, 6.111s, 2037	1,033,725	71,777
IFB Ser. 07-1, Class NI, IO, 6.111s, 2037	578,096	48,595
IFB Ser. 03-124, Class ST, IO, 6.111s, 2034	130,262	11,832
IFB Ser. 07-15, Class NI, IO, 6.111s, 2022	285,584	24,989
IFB Ser. 07-106, Class SM, IO, 6.071s, 2037	500,400	36,819
IFB Ser. 08-3, Class SC, IO, 6.061s, 2038	96,952	9,195
IFB Ser. 07-109, Class XI, IO, 6.061s, 2037	190,931	17,066
IFB Ser. 07-109, Class YI, IO, 6.061s, 2037	224,514	16,280
IFB Ser. 07-W8, Class 2A2, IO, 6.061s, 2037	444,221	28,533
IFB Ser. 07-88, Class JI, IO, 6.061s, 2037	163,167	12,917
IFB Ser. 06-79, Class SH, IO, 6.061s, 2036	359,471	29,546
IFB Ser. 07-54, Class KI, IO, 6.051s, 2037	114,550	7,349
IFB Ser. 07-30, Class JS, IO, 6.051s, 2037	383,610	31,648
IFB Ser. 07-30, Class OI, IO, 6.051s, 2037	772,459	72,195
IFB Ser. 07-W2, Class 1A2, IO, 6.041s, 2037	202,412	14,683

IFB Ser. 07-106, Class SN, IO, 6.021s, 2037	256,295	18,489
IFB Ser. 07-54, Class IA, IO, 6.021s, 2037	205,280	16,115
IFB Ser. 07-54, Class IB, IO, 6.021s, 2037	205,280	16,115
IFB Ser. 07-54, Class IC, IO, 6.021s, 2037	205,280	16,115
IFB Ser. 07-54, Class ID, IO, 6.021s, 2037	205,280	16,115
IFB Ser. 07-54, Class IE, IO, 6.021s, 2037	205,280	16,115
IFB Ser. 07-54, Class IF, IO, 6.021s, 2037	304,987	25,543
IFB Ser. 07-54, Class NI, IO, 6.021s, 2037	186,963	13,510
IFB Ser. 07-54, Class UI, IO, 6.021s, 2037	256,008	23,252
IFB Ser. 07-109, Class AI, IO, 6.011s, 2037	947,054	71,029
IFB Ser. 07-91, Class AS, IO, 6.011s, 2037	171,170	12,723
IFB Ser. 07-91, Class HS, IO, 6.011s, 2037	181,694	15,728
Ser. 389, Class 6, IO, 6s, 2038	95,204	9,159
Ser. 08-76, Class JI, IO, 6s, 2038	325,244	32,524
Ser. 383, Class 42, IO, 6s, 2038	206,446	19,612
Ser. 383, Class 45, IO, 6s, 2038	131,673	12,509
Ser. 383, Class 46, IO, 6s, 2038	114,402	10,868
Ser. 383, Class 47, IO, 6s, 2038	100,838	9,580
Ser. 383, Class 48, IO, 6s, 2038	90,905	9,200
Ser. 386, Class 9, IO, 6s, 2038	162,572	15,249
Ser. 383, Class 32, IO, 6s, 2038	155,793	15,766
Ser. 383, Class 33, IO, 6s, 2038	132,705	13,430
Ser. 386, Class 7, IO, 6s, 2038	200,530	20,554
Ser. 383, Class 50, IO, 6s, 2037	81,055	7,603
Ser. 386, Class 6, IO, 6s, 2037	95,803	8,986
Ser. 383, Class 98, IO, 6s, 2022	70,155	6,512
IFB Ser. 07-15, Class CI, IO, 5.991s, 2037	706,662	55,258
IFB Ser. 06-115, Class JI, IO, 5.991s, 2036	512,552	42,286
IFB Ser. 07-109, Class PI, IO, 5.961s, 2037	257,352	17,354
IFB Ser. 06-123, Class LI, IO, 5.931s, 2037	341,320	25,829
IFB Ser. 07-81, Class IS, IO, 5.911s, 2037	686,119	60,301
IFB Ser. 08-1, Class NI, IO, 5.861s, 2037	448,534	33,371
IFB Ser. 07-116, Class BI, IO, 5.861s, 2037	851,311	63,338
IFB Ser. 08-01, Class AI, IO, 5.861s, 2037	1,227,483	77,177
IFB Ser. 08-10, Class GI, IO, 5.841s, 2038	159,857	12,073
IFB Ser. 08-13, Class SA, IO, 5.831s, 2038	1,115,856	79,370
IFB Ser. 08-1, Class HI, IO, 5.811s, 2037	570,391	35,274
IFB Ser. 07-39, Class AI, IO, 5.731s, 2037	354,284	26,261
IFB Ser. 07-32, Class SD, IO, 5.721s, 2037	242,664	20,238
IFB Ser. 07-30, Class UI, IO, 5.711s, 2037	199,253	16,636
IFB Ser. 07-1, Class CI, IO, 5.711s, 2037	231,783	17,034
IFB Ser. 05-14, Class SE, IO, 5.661s, 2035	360,251	22,724
IFB Ser. 05-58, Class IK, IO, 5.611s, 2035	337,414	25,475
IFB Ser. 08-1, Class BI, IO, 5.521s, 2038	1,445,840	93,638
Ser. 06-W3, Class 1AS, IO, 5.517s, 2046	725,232	49,388
Ser. 383, Class 18, IO, 5 1/2s, 2038	181,677	18,858
Ser. 383, Class 19, IO, 5 1/2s, 2038	165,682	17,198
Ser. 383, Class 4, IO, 5 1/2s, 2037	252,663	27,114
Ser. 383, Class 5, IO, 5 1/2s, 2037	161,097	16,722
Ser. 383, Class 6, IO, 5 1/2s, 2037	144,007	14,948
Ser. 383, Class 7, IO, 5 1/2s, 2037	142,286	14,769
Ser. 383, Class 20, IO, 5 1/2s, 2037	102,578	10,771
Ser. 383, Class 21, IO, 5 1/2s, 2037	97,158	10,202
Ser. 383, Class 22, IO, 5 1/2s, 2037	89,801	9,429
Ser. 383, Class 95, IO, 5 1/2s, 2022	79,213	7,327
IFB Ser. 07-75, Class ID, IO, 5.481s, 2037	222,292	15,996
Ser. 09-12, Class AI, 5s, 2039 (FWC)	734,000	72,508
Ser. 09-12, Class BI, 5s, 2039 (FWC)	323,000	37,166
Ser. 09-12, Class CI, 5s, 2039 (FWC)	739,000	71,117
Ser. 09-12, Class DI, 5s, 2039 (FWC)	697,000	58,262
Ser. 03-W10, Class 1, IO, 1.91s, 2043	873,599	25,345
Ser. 03-W8, Class 12, IO, 1.634s, 2042	1,875,593	67,470
Ser. 03-W17, Class 12, IO, 1.146s, 2033	897,204	22,809
Ser. 02-T18, IO, 0.514s, 2042	5,124,113	59,492
Ser. 02-T4, IO, 0.449s, 2041	286,456	3,096
Ser. 02-26, IO, 0.227s, 2048	13,264,454	72,856
Ser. 07-64, Class LO, Principal only (PO), zero %, 2037	113,939	98,642
Ser. 04-38, Class AO, PO, zero %, 2034	345,736	274,860
Ser. 04-61, Class CO, PO, zero %, 2031	205,147	169,246
Ser. 07-15, Class IM, IO, zero %, 2009	214,413	17
Ser. 07-16, Class TS, IO, zero %, 2009	895,765	70
FRB Ser. 06-115, Class SN, zero %, 2036	110,276	80,873
FRB Ser. 05-65, Class ER, zero %, 2035	192,450	172,724
FRB Ser. 05-57, Class UL, zero %, 2035	173,106	167,188
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.711s, 2043	134,809	13,818
Ser. T-42, Class A5, 7 1/2s, 2042	33,619	35,426
Ser. T-60, Class 1A2, 7s, 2044	350,851	366,640
Ser. T-41, Class 2A, 6.983s, 2032	22,306	23,017
FFCA Secured Lending Corp. Ser. 99-1A, Class C1,
7.59s, 2025	225,000	27,000
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
7.939s, 2039	68,066	67,385
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.739s, 2035	150,288	73,641
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	209,000	204,241
Ser. 97-C2, Class G, 7 1/2s, 2029	119,000	53,550
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	285,000	179,550
Freddie Mac
IFB Ser. 3339, Class JS, 40.67s, 2037	85,302	110,014
IFB Ser. 3202, Class HM, 31.584s, 2036	74,748	89,685
IFB Ser. 3153, Class SX, 31.584s, 2036	116,695	147,083
IFB Ser. 3393, Class JS, 28.401s, 2032	116,999	126,834
IFB Ser. 3182, Class PS, 27.267s, 2032	287,909	358,181
IFB Ser. 3182, Class SP, 27.267s, 2032	77,345	83,436

IFB Ser. 3211, Class SI, IO, 26.265s, 2036	102,974	43,933
IFB Ser. 2976, Class KL, 23.162s, 2035	183,529	205,256
IFB Ser. 2990, Class DP, 23.052s, 2034	152,699	167,445
IFB Ser. 3065, Class DC, 18.861s, 2035	155,359	170,356
IFB Ser. 2990, Class LB, 16.094s, 2034	186,073	191,905
IFB Ser. 3012, Class FS, 16.042s, 2035	70,702	72,716
IFB Ser. 3031, Class BS, 15.892s, 2035	207,245	219,107
IFB Ser. 2828, Class GI, IO, 7.167s, 2034	291,281	26,587
IFB Ser. 3184, Class SP, IO, 7.017s, 2033	269,368	23,166
IFB Ser. 2927, Class SI, IO, 7s, 2035	245,175	18,755
IFB Ser. 3345, Class SI, IO, 6.987s, 2036	667,459	73,060
IFB Ser. 2869, Class SH, IO, 6.967s, 2034	129,179	7,279
IFB Ser. 2869, Class JS, IO, 6.917s, 2034	611,906	40,818
IFB Ser. 2882, Class LS, IO, 6.867s, 2034	271,273	23,388
IFB Ser. 3149, Class SE, IO, 6.817s, 2036	205,400	24,499
IFB Ser. 3203, Class SH, IO, 6.807s, 2036	155,463	14,173
IFB Ser. 2815, Class PT, IO, 6.717s, 2032	289,423	19,346
IFB Ser. 2594, Class SE, IO, 6.717s, 2030	226,259	12,757
IFB Ser. 2828, Class TI, IO, 6.717s, 2030	129,302	11,687
IFB Ser. 3397, Class GS, IO, 6.667s, 2037	160,225	13,001
IFB Ser. 3297, Class BI, IO, 6.427s, 2037	610,021	51,178
IFB Ser. 3287, Class SD, IO, 6.417s, 2037	245,098	20,245
IFB Ser. 3281, Class BI, IO, 6.417s, 2037	116,980	8,766
IFB Ser. 3281, Class CI, IO, 6.417s, 2037	265,309	19,857
IFB Ser. 3249, Class SI, IO, 6.417s, 2036	86,335	6,793
IFB Ser. 3028, Class ES, IO, 6.417s, 2035	691,009	62,685
IFB Ser. 2922, Class SE, IO, 6.417s, 2035	347,877	30,510
IFB Ser. 3236, Class ES, IO, 6.367s, 2036	178,899	13,151
IFB Ser. 3136, Class NS, IO, 6.367s, 2036	165,910	14,303
IFB Ser. 3118, Class SD, IO, 6.367s, 2036	561,140	44,168
IFB Ser. 2927, Class ES, IO, 6.367s, 2035	190,016	10,512
IFB Ser. 2950, Class SM, IO, 6.367s, 2016	365,651	27,610
IFB Ser. 3256, Class S, IO, 6.357s, 2036	295,855	25,887
IFB Ser. 3031, Class BI, IO, 6.357s, 2035	142,569	10,951
IFB Ser. 3370, Class TS, IO, 6.337s, 2037	611,833	54,778
IFB Ser. 3244, Class SB, IO, 6.327s, 2036	167,493	12,753
IFB Ser. 3244, Class SG, IO, 6.327s, 2036	195,445	15,939
IFB Ser. 3236, Class IS, IO, 6.317s, 2036	302,048	23,983
IFB Ser. 3033, Class SG, IO, 6.317s, 2035	151,114	11,905
IFB Ser. 2962, Class BS, IO, 6.317s, 2035	835,937	61,107
IFB Ser. 3114, Class TS, IO, 6.317s, 2030	878,679	65,914
IFB Ser. 3128, Class JI, IO, 6.297s, 2036	155,211	13,193
IFB Ser. 2990, Class LI, IO, 6.297s, 2034	281,438	23,427
IFB Ser. 3240, Class S, IO, 6.287s, 2036	592,384	45,845
IFB Ser. 3153, Class JI, IO, 6.287s, 2036	297,713	21,197
IFB Ser. 3065, Class DI, IO, 6.287s, 2035	107,236	8,896
IFB Ser. 3145, Class GI, IO, 6.267s, 2036	127,695	11,173
IFB Ser. 3114, Class GI, IO, 6.267s, 2036	145,685	10,620
IFB Ser. 3339, Class JI, IO, 6.257s, 2037	632,193	45,455
IFB Ser. 3218, Class AS, IO, 6.247s, 2036	213,253	15,994
IFB Ser. 3221, Class SI, IO, 6.247s, 2036	243,562	18,338
IFB Ser. 3153, Class UI, IO, 6.237s, 2036	468,074	50,067
IFB Ser. 3424, Class XI, IO, 6.237s, 2036	613,905	44,461
IFB Ser. 3153, Class QI, IO, 6.217s, 2036	283,120	32,561
IFB Ser. 3202, Class PI, IO, 6.207s, 2036	680,994	52,646
IFB Ser. 3355, Class MI, IO, 6.167s, 2037	182,621	13,171
IFB Ser. 3201, Class SG, IO, 6.167s, 2036	312,000	28,018
IFB Ser. 3203, Class SE, IO, 6.167s, 2036	279,503	23,917
IFB Ser. 3238, Class LI, IO, 6.157s, 2036	312,643	24,784
IFB Ser. 3171, Class PS, IO, 6.152s, 2036	271,792	22,586
IFB Ser. 3366, Class SA, IO, 6.117s, 2037	570,833	45,516
IFB Ser. 3284, Class BI, IO, 6.117s, 2037	191,897	13,124
IFB Ser. 3260, Class SA, IO, 6.117s, 2037	207,030	13,635
IFB Ser. 3281, Class AI, IO, 6.097s, 2037	715,766	58,326
IFB Ser. 3311, Class EI, IO, 6.077s, 2037	210,161	14,548
IFB Ser. 3311, Class IA, IO, 6.077s, 2037	289,102	24,383
IFB Ser. 3311, Class IB, IO, 6.077s, 2037	289,102	24,383
IFB Ser. 3311, Class IC, IO, 6.077s, 2037	289,102	24,383
IFB Ser. 3311, Class ID, IO, 6.077s, 2037	289,102	24,383
IFB Ser. 3311, Class IE, IO, 6.077s, 2037	417,592	35,220
IFB Ser. 3311, Class PI, IO, 6.077s, 2037	417,364	30,637
IFB Ser. 3375, Class MS, IO, 6.067s, 2037	795,489	56,990
IFB Ser. 3240, Class GS, IO, 6.047s, 2036	354,774	28,206
IFB Ser. 3257, Class SI, IO, 5.987s, 2036	151,468	10,200
IFB Ser. 3225, Class JY, IO, 5.957s, 2036	659,068	48,139
IFB Ser. 3416, Class BI, IO, 5.917s, 2038	1,215,649	96,396
IFB Ser. 3339, Class TI, IO, 5.807s, 2037	339,969	26,290
IFB Ser. 3284, Class CI, IO, 5.787s, 2037	543,274	39,475
IFB Ser. 3016, Class SQ, IO, 5.777s, 2035	265,208	15,131
IFB Ser. 3397, Class SQ, IO, 5.637s, 2037	1,014,574	71,967
IFB Ser. 248, IO, 5 1/2s, 2037	661,950	70,961
IFB Ser. 3424, Class UI, IO, 5.427s, 2037	427,682	32,237
Ser. 3510, Class AI, 5s, 2039 (FWC)	1,494,000	94,355
Ser. 3510, Class BI, 5s, 2039 (FWC)	615,000	46,640
Ser. 3510, Class CI, 5s, 2039 (FWC)	685,000	63,694
Ser. 3510, Class DI, 5s, 2039 (FWC)	421,000	39,279
Ser. 3327, Class IF, IO, zero %, 2037	144,675	2,894
Ser. 3300, PO, zero %, 2037	89,419	72,429
Ser. 2587, Class CO, PO, zero %, 2032	94,841	81,668
FRB Ser. 3241, Class FH, zero %, 2036	71,090	68,944
FRB Ser. 3130, Class JF, zero %, 2036	73,695	70,244
FRB Ser. 3326, Class WF, zero %, 2035	270,249	239,724
FRB Ser. 3003, Class XF, zero %, 2035	187,302	165,011
GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 00-1, Class F, 7.515s, 2033	41,000	29,736
Ser. 07-C1, Class XC, IO, 0.093s, 2019	16,481,915	53,629
Government National Mortgage Association
IFB Ser. 07-38, Class AS, 49.05s, 2037	227,971	300,673
IFB Ser. 07-44, Class SP, 34.676s, 2036	101,016	122,868

IFB Ser. 05-84, Class SL, 19.738s, 2035		197,867	211,900
IFB Ser. 05-7, Class JM, 15.986s, 2034		170,280	182,763
Ser. 07-17, Class CI, IO, 7 1/2s, 2037		179,317	17,932
IFB Ser. 08-29, Class SA, IO, 7.446s, 2038		886,606	60,625
IFB Ser. 06-69, Class SI, IO, 7.046s, 2036		353,968	25,432
IFB Ser. 06-62, Class SI, IO, 7.046s, 2036		209,074	13,095
IFB Ser. 06-61, Class SM, IO, 7.021s, 2036		297,274	21,714
IFB Ser. 06-62, Class SA, IO, 7.006s, 2036		245,385	17,757
IFB Ser. 06-64, Class SB, IO, 7.006s, 2036		247,296	18,243
IFB Ser. 07-1, Class SL, IO, 7.001s, 2037		95,834	6,984
IFB Ser. 07-1, Class SM, IO, 6.991s, 2037		95,834	6,972
IFB Ser. 05-68, Class PU, IO, 6.941s, 2032		308,828	34,303
IFB Ser. 04-59, Class SC, IO, 6.871s, 2034		134,948	10,665
IFB Ser. 04-26, Class IS, IO, 6.871s, 2034		263,967	20,164
IFB Ser. 07-47, Class SA, IO, 6.771s, 2036		347,912	32,937
IFB Ser. 07-49, Class NY, IO, 6.741s, 2035		847,113	56,516
IFB Ser. 07-35, Class NY, IO, 6.571s, 2035		355,878	32,784
IFB Ser. 07-36, Class SW, IO, 6.541s, 2035		264,990	14,971
IFB Ser. 07-26, Class SG, IO, 6.516s, 2037		318,911	19,185
IFB Ser. 07-26, Class SD, IO, 6.471s, 2037		310,339	20,762
IFB Ser. 07-25, Class SA, IO, 6.466s, 2037		213,072	12,728
IFB Ser. 07-25, Class SB, IO, 6.466s, 2037		415,751	25,553
IFB Ser. 07-11, Class SA, IO, 6.466s, 2037		169,311	12,120
IFB Ser. 06-69, Class SA, IO, 6.466s, 2036		676,353	44,447
IFB Ser. 07-31, Class CI, IO, 6.451s, 2037		132,225	8,338
IFB Ser. 07-22, Class S, IO, 6.441s, 2037		180,747	13,666
IFB Ser. 07-14, Class SB, IO, 6.441s, 2037		161,417	9,594
IFB Ser. 05-84, Class AS, IO, 6.441s, 2035		525,861	47,143
IFB Ser. 07-40, Class SB, IO, 6.416s, 2037		679,164	39,835
IFB Ser. 07-51, Class SJ, IO, 6.416s, 2037		221,757	16,772
IFB Ser. 07-53, Class SY, IO, 6.376s, 2037		633,822	47,001
IFB Ser. 07-58, Class PS, IO, 6.366s, 2037		795,856	54,097
IFB Ser. 04-88, Class S, IO, 6.341s, 2032		293,756	18,745
IFB Ser. 07-59, Class PS, IO, 6.336s, 2037		172,796	11,066
IFB Ser. 07-59, Class SP, IO, 6.336s, 2037		93,403	6,132
IFB Ser. 07-48, Class SB, IO, 6.321s, 2037		246,683	14,103
IFB Ser. 06-38, Class SG, IO, 6.316s, 2033		627,159	32,740
IFB Ser. 07-51, Class SG, IO, 6.246s, 2037		1,028,198	67,952
IFB Ser. 07-53, Class SG, IO, 6.241s, 2037		119,665	7,633
IFB Ser. 07-74, Class SI, IO, 6.241s, 2037		370,185	18,608
IFB Ser. 07-17, Class AI, IO, 6.221s, 2037		724,911	49,780
IFB Ser. 08-3, Class SA, IO, 6.216s, 2038		363,747	19,800
IFB Ser. 07-78, Class SA, IO, 6.201s, 2037		630,041	39,965
IFB Ser. 07-79, Class SY, IO, 6.191s, 2037		813,112	54,397
IFB Ser. 07-53, Class ES, IO, 6.191s, 2037		166,061	9,651
IFB Ser. 08-2, Class SB, IO, 6.186s, 2038		1,142,352	60,875
IFB Ser. 08-2, Class SM, IO, 6.171s, 2038		917,515	57,534
IFB Ser. 07-9, Class AI, IO, 6.171s, 2037		267,621	16,730
IFB Ser. 07-58, Class SA, IO, 6.166s, 2037		1,177,121	63,117
IFB Ser. 07-59, Class SA, IO, 6.166s, 2037		1,254,748	67,757
IFB Ser. 07-61, Class SA, IO, 6.166s, 2037		226,071	11,256
IFB Ser. 07-10, Class SB, IO, 6.161s, 2037		1,952,076	109,721
IFB Ser. 07-9, Class DI, IO, 6.151s, 2037		311,423	20,425
IFB Ser. 06-26, Class S, IO, 6.141s, 2036		1,997,125	123,071
IFB Ser. 07-59, Class SD, IO, 6.136s, 2037		107,273	5,608
IFB Ser. 06-49, Class SA, IO, 6.126s, 2036		807,899	43,736
IFB Ser. 08-9, Class SK, IO, 6.121s, 2038		991,535	56,292
IFB Ser. 07-36, Class SG, IO, 6.111s, 2037		4,905,978	341,542
IFB Ser. 05-71, Class SA, IO, 6.031s, 2035		635,742	42,836
IFB Ser. 05-65, Class SI, IO, 5.991s, 2035		151,062	9,290
IFB Ser. 06-16, Class SX, IO, 5.956s, 2036		701,831	40,775
IFB Ser. 07-17, Class IB, IO, 5.916s, 2037		141,168	10,430
IFB Ser. 06-10, Class SM, IO, 5.916s, 2036		1,500,165	86,315
IFB Ser. 06-14, Class S, IO, 5.916s, 2036		259,064	14,586
IFB Ser. 05-57, Class PS, IO, 5.916s, 2035		431,681	39,295
IFB Ser. 06-11, Class ST, IO, 5.881s, 2036		164,327	9,351
IFB Ser. 07-25, Class KS, IO, 5.871s, 2037		300,322	23,425
IFB Ser. 07-21, Class S, IO, 5.871s, 2037		360,614	19,983
IFB Ser. 07-26, Class SW, IO, 5.866s, 2037		1,256,933	65,066
IFB Ser. 07-27, Class SD, IO, 5.866s, 2037		153,707	8,402
IFB Ser. 07-19, Class SJ, IO, 5.866s, 2037		260,497	13,353
IFB Ser. 07-31, Class AI, IO, 5.851s, 2037		226,643	17,122
IFB Ser. 07-23, Class ST, IO, 5.841s, 2037		333,267	16,211
IFB Ser. 07-9, Class CI, IO, 5.841s, 2037		404,304	20,084
IFB Ser. 07-7, Class EI, IO, 5.841s, 2037		154,472	7,911
IFB Ser. 07-7, Class JI, IO, 5.841s, 2037		445,361	24,762
IFB Ser. 07-1, Class S, IO, 5.841s, 2037		342,328	17,632
IFB Ser. 07-3, Class SA, IO, 5.841s, 2037		327,015	16,762
IFB Ser. 07-62, Class S, IO, 5.821s, 2037		418,105	23,645
IFB Ser. 05-17, Class S, IO, 5.821s, 2035		359,564	20,642
IFB Ser. 07-43, Class SC, IO, 5.771s, 2037		233,558	12,541
IFB Ser. 05-3, Class SN, IO, 5.766s, 2035		972,978	76,508
IFB Ser. 04-41, Class SG, IO, 5.641s, 2034		930,305	51,780
FRB Ser. 07-49, Class UF, zero %, 2037		32,892	30,981
FRB Ser. 07-33, Class TB, zero %, 2037		397,908	385,479
FRB Ser. 07-35, Class UF, zero %, 2037		54,507	47,377
FRB Ser. 07-6, Class TD, zero %, 2037		392,895	375,721
Granite Mortgages PLC FRB Ser. 03-2, Class 2C1, 5.2s,
2043 (United Kingdom)	EUR	455,000	116,398
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 3.271s, 2045		$404,671	11,128
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.799s, 2045		170,000	110,598
Ser. 06-GG6, Class A2, 5.506s, 2038		272,000	245,290
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030		99,000	78,210
Ser. 06-GG8, Class X, IO, 0.666s, 2039		2,043,666	41,895
Ser. 03-C1, Class X1, IO, 0.233s, 2040		4,833,221	78,635
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,

6.128s, 2037	676,981	345,260
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.499s, 2037	343,647	232,821
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 6.257s, 2036	112,910	58,195
FRB Ser. 07-AR15, Class 1A1, 6.143s, 2037	376,102	184,290
FRB Ser. 07-AR9, Class 2A1, 5.921s, 2037	385,141	196,422
FRB Ser. 05-AR31, Class 3A1, 5.601s, 2036	789,558	418,466
FRB Ser. 07-AR11, Class 1A1, 5.56s, 2037	354,433	159,495
FRB Ser. 05-AR5, Class 4A1, 5.486s, 2035	312,797	171,661
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1, 6.066s, 2036	281,376	153,238
FRB Ser. 06-A1, Class 5A1, 5.938s, 2036	264,994	140,447
FRB Ser. 06-A6, Class 1A1, 0.549s, 2036	175,168	78,578
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.062s, 2051	14,000	5,723
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	72,000	46,225
Ser. 07-CB20, Class A3, 5.863s, 2051	422,000	267,622
FRB Ser. 07-LD11, Class A3, 5.819s, 2049	213,000	136,533
Ser. 06-CB15, Class A4, 5.814s, 2043	317,000	246,059
Ser. 07-CB20, Class A4, 5.794s, 2051	96,000	57,676
Ser. 05-LDP2, Class AM, 4.78s, 2042	50,000	29,579
Ser. 06-LDP8, Class X, IO, 0.573s, 2045	2,715,034	58,547
Ser. 06-CB17, Class X, IO, 0.513s, 2043 (F)	2,415,663	48,590
Ser. 07-LDPX, Class X, IO, 0.347s, 2049 (F)	4,781,013	54,736
Ser. 06-CB16, Class X1, IO, 0.092s, 2045	3,091,192	26,818
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.073s, 2051 (F)	8,320,735	56,397
LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4,
Class J, 5.6s, 2035	119,000	91,045
LB-UBS Commercial Mortgage Trust
Ser. 04-C7, Class A6, 4.786s, 2029	128,000	101,348
Ser. 07-C2, Class XW, IO, 0.537s, 2040	1,053,478	21,550
Ser. 07-C7, Class XW, IO, 0.373s, 2045	2,976,271	44,738
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.718s, 2038	1,744,646	44,550
Ser. 03-C5, Class XCL, IO, 0.248s, 2037	1,232,618	18,563
Ser. 05-C2, Class XCL, IO, 0.166s, 2040	5,861,455	38,428
Ser. 06-C7, Class XCL, IO, 0.117s, 2038	3,198,351	31,429
Ser. 07-C7, Class XCL, IO, 0.092s, 2045	1,257,270	11,209
Ser. 07-C2, Class XCL, IO, 0.084s, 2040	9,055,917	63,992
Ser. 06-C1, Class XCL, IO, 0.055s, 2041	12,297,109	79,153
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A FRB Ser. 04-LLFA, Class H, 1.283s, 2017	66,000	49,500
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 38.584s, 2036	61,581	79,940
IFB Ser. 07-5, Class 4A3, 37.744s, 2037	133,691	135,028
IFB Ser. 07-4, Class 3A2, IO, 6.811s, 2037	220,589	19,248
IFB Ser. 06-5, Class 2A2, IO, 6.761s, 2036	464,832	36,024
IFB Ser. 07-4, Class 2A2, IO, 6.281s, 2037	891,805	61,312
IFB Ser. 06-9, Class 2A2, IO, 6.231s, 2037	642,615	54,277
IFB Ser. 06-6, Class 1A3, IO, 6.111s, 2036	1,041,692	74,221
IFB Ser. 07-5, Class 10A2, IO, 5.951s, 2037	434,543	30,418
Mach One Commercial Mortgage Trust 144A Ser. 04-1A,
Class H, 6.595s, 2040 (Canada)	156,000	15,600
MASTR Adjustable Rate Mortgages Trust
FRB Ser. 04-13, Class 3A6, 3.788s, 2034	224,000	182,240
Ser. 04-03, Class 4AX, IO, 0.376s, 2034	137,022	582
Ser. 05-2, Class 7AX, IO, 0.17s, 2035	382,648	1,071
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036	236,530	130,091
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.148s, 2049	6,012,777	43,225
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.833s, 2022	270,899	166,603
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.997s, 2030	49,000	45,474
FRB Ser. 05-A9, Class 3A1, 5.271s, 2035	322,767	237,022
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.829s, 2050	118,000	75,813
FRB Ser. 07-C1, Class A4, 5.829s, 2050	127,000	89,317
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 5.957s, 2049	503,000	352,309
FRB Ser. 07-8, Class A2, 5.92s, 2049	205,000	132,042
Ser. 07-9, Class A4, 5.748s, 2049	819,000	564,680
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 07-7, Class X, IO, 0.019s, 2050	16,819,857	30,992
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, 4.867s, 2017	217,715	31,961
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032	256,000	143,815
FRB Ser. 08-T29, Class A3, 6.28s, 2043	69,000	49,180
FRB Ser. 06-IQ11, Class A4, 5.771s, 2042	317,000	217,889
FRB Ser. 07-IQ14, Class AM, 5.691s, 2049	122,000	57,376
Ser. 05-HQ6, Class A4A, 4.989s, 2042	293,000	231,117
Ser. 04-HQ4, Class A7, 4.97s, 2040	151,000	123,080
Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039	360,000	21,600
Ser. 07-HQ13, Class X1, IO, 0.67s, 2044	4,962,250	93,935
Ser. 05-HQ5, Class X1, IO, 0.093s, 2042	1,925,857	8,493
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.855s, 2035	308,164	160,245
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.093s, 2030	78,000	46,800
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	32,420	30,256
PNC Mortgage Acceptance Corp. 144A
Ser. 00-C1, Class J, 6 5/8s, 2010	100,000	29,631
Ser. 00-C2, Class J, 6.22s, 2033	76,000	48,169

Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO, 6.301s, 2037		880,158	61,611
Ser. 07-A5, Class 2A3, 6s, 2037		450,903	270,542
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.656s, 2036		680,873	23,831
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037		694,532	340,321
FRB Ser. 06-9, Class 1A1, 5.692s, 2036		125,114	68,399
Ser. 05-9, Class AX, IO, 1.485s, 2035		1,459,211	24,807
Ser. 04-19, Class 2A1X, IO, 1.239s, 2035		544,639	7,625
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.841s, 2037		1,558,016	112,956
Ser. 07-4, Class 1A4, IO, 1s, 2037		1,558,016	15,580
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 5.306s, 2037		930,401	59,918
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 3.29s, 2014 (Ireland)	GBP	46,127	49,494
FRB Ser. 05-CT1A, Class D, 3.22s, 2014 (Ireland)	GBP	102,358	66,267
Ursus EPC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland)	GBP	54,753	43,518
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.902s, 2051		$395,000	252,214
Ser. 07-C30, Class A3, 5.246s, 2043		4,090,000	3,080,854
Ser. 04-C15, Class A4, 4.803s, 2041		226,000	188,968
Ser. 07-C34, IO, 0.355s, 2046		2,289,872	35,470
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.633s, 2018		100,000	61,000
Ser. 07-C31, IO, 0.261s, 2047		8,199,965	80,524
Ser. 06-C27, Class XC, IO, 0.078s, 2045		3,527,926	17,181
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036		87,000	16,980
Ser. 06-SL1, Class X, IO, 0.936s, 2043		431,184	11,150
Ser. 07-SL2, Class X, IO, 0.85s, 2049		1,328,743	30,601
WAMU Mortgage Pass-Through Certificates FRB Ser.
04-AR1, Class A, 4.229s, 2034		28,590	22,872
WAMU Mortgage Pass-Through Certificates 144A Ser.
04-RP1, Class 1S, IO, 5.201s, 2034		531,620	39,842

Total collateralized mortgage obligations (cost $55,476,068)			$47,067,122

CORPORATE BONDS AND NOTES (21.6%)(a)

		Principal amount	Value

Basic materials (0.7%)
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)		$25,000	$23,125
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009		165,000	162,402
Freeport-McMoRan Copper & Gold, Inc. sr. sec. notes
6 7/8s, 2014		55,000	50,875
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		50,000	41,375
International Paper Co. bonds 7.4s, 2014		10,000	8,457
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		60,000	56,400
Rhodia SA 144A company guaranty unsec. sr. notes
5.362s, 2013 (France)	EUR	645,000	402,692
			745,326

Capital goods (0.7%)
Bombardier, Inc. 144A unsec. notes 6 3/4s, 2012
(Canada)		$375,000	336,563
Eaton Corp. notes 5.6s, 2018		65,000	61,733
Rexam PLC 144A bond 6 3/4s, 2013 (United Kingdom)		255,000	235,964
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038		110,000	113,062
United Technologies Corp. sr. unsec. notes 5 3/8s, 2017		45,000	46,057
			793,379

Communication services (1.9%)
Ameritech Capital Funding company guaranty 6 1/4s, 2009		100,000	100,974
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031		31,000	36,548
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011		385,000	413,976
AT&T, Inc. sr. unsec. bond 6.55s, 2039		25,000	24,908
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018		85,000	84,441
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017		20,000	21,069
Comcast Corp. company guaranty 5.9s, 2016		155,000	151,096
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037		75,000	76,617
Comcast Corp. unsec. bonds 6.4s, 2038		65,000	62,040
Cox Communications, Inc. 144A notes 5 7/8s, 2016		30,000	27,112
Rogers Communications Inc. company guaranty notes
6.8s, 2018 (Canada)		80,000	82,600
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)		105,000	102,177
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)		155,000	163,035
Telefonica Europe BV company guaranty 7 3/4s, 2010
(Netherlands)		150,000	158,567
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038		105,000	108,577
Time Warner Cable, Inc. company guaranty sr. unsec.
6 3/4s, 2018		45,000	43,952
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018		50,000	58,246
Verizon Global Funding Corp. notes 7 3/4s, 2030		110,000	119,429
Verizon Wireless, Inc. 144A notes 5.55s, 2014		220,000	218,585
Wind Aquisition Finance SA notes 9 3/4s, 2015
(Netherlands)	EUR	80,000	90,049

			2,143,998

Conglomerates (0.1%)
Honeywell International, Inc. sr. unsec. notes 5.3s,
2018		$50,000	50,635
Tyco International Finance SA company guaranty sr.
unsec. unsub. notes 8 1/2s, 2019 (Luxembourg)		30,000	31,853
			82,488

Consumer cyclicals (2.2%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		175,000	157,938
DaimlerChrysler NA Holding Corp. company guaranty
unsec. notes 7.2s, 2009		40,000	39,795
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011		155,000	147,280
Mohawk Industries, Inc. sr. unsec. notes 6 1/8s, 2016		575,000	455,775
Pulte Homes, Inc. company guaranty 7 7/8s, 2011		168,000	157,080
Starwood Hotels & Resorts Worldwide, Inc. company
guaranty 7 7/8s, 2012		1,740,000	1,513,800
			2,471,668

Consumer staples (2.6%)
Altria Group, Inc. company guaranty sr. unsec. unsub.
notes 8 1/2s, 2013		70,000	76,967
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039		50,000	50,386
Cadbury Schweppes US Finance LLC 144A company guaranty
sr. unsec. notes 5 1/8s, 2013		560,000	520,705
Campbell Soup Co. debs. 8 7/8s, 2021		50,000	61,641
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010		70,000	74,376
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013		58,963	59,631
H.J. Heinz Co. sr. unsec. notes 5.35s, 2013		55,000	55,844
McDonald's Corp. sr. unsec. notes 5.7s, 2039		150,000	152,733
Reynolds American, Inc. company guaranty 7 1/4s, 2013		1,705,000	1,614,811
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)		135,000	125,626
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011		75,000	76,559
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)		160,000	143,631
			3,012,910

Energy (0.7%)
Amerada Hess Corp. unsub notes 6.65s, 2011		100,000	101,191
ConocoPhillips notes 6 1/2s, 2039		85,000	84,667
Devon Energy Corp. sr. notes 6.3s, 2019		20,000	20,013
EOG Resources, Inc. notes 6 7/8s, 2018		105,000	111,866
EOG Resources, Inc. sr. unsec. notes 5 7/8s, 2017		55,000	55,110
Nexen, Inc. unsec. unsub. notes 6.4s, 2037 (Canada)		15,000	11,050
Petro-Canada sr. unsec. unsub. notes 6.05s, 2018
(Canada)		30,000	24,730
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 7/8s, 2039		175,000	169,247
XTO Energy, Inc. sr. unsec. notes 6 3/4s, 2037		85,000	77,266
XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018		55,000	50,487
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018		65,000	64,342
			769,969

Financials (4.4%)
American International Group, Inc. sr. unsec. Ser. G,
5.85s, 2018		230,000	165,888
Bank of New York Mellon Corp. (The) sr. unsec. unsub.
notes Ser. G, 4.95s, 2012		15,000	15,274
BankAmerica Capital III bank guaranty jr. unsec. FRN
Ser. *, 1.664s, 2027		160,000	83,379
Barclays Bank PLC 144A sub. bonds FRB 7.7s, 2049
(United Kingdom)		330,000	149,709
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012		115,000	120,566
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018		230,000	244,824
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 3.949s, 2012 (Cayman Islands)		223,438	190,830
Capital One Financial Corp. sr. unsec. unsub. notes
FRN Ser. MTN, 2.469s, 2009		60,000	57,907
Chubb Corp. (The) sr. notes 6 1/2s, 2038		40,000	38,332
CIT Group, Inc. sr. notes 5s, 2014		15,000	10,137
Citigroup, Inc. sr. notes 6 1/2s, 2013		315,000	300,985
Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018		85,000	77,122
Citigroup, Inc. sub. notes 5s, 2014		110,000	88,985
Deutsche Bank AG/London notes 4 7/8s, 2013 (Germany)		330,000	322,596
Duke Realty LP sr. unsec. notes 6 1/4s, 2013		40,000	28,410
Fleet Capital Trust V bank guaranty FRN 2.848s, 2028		135,000	94,790
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 2.435s, 2016		145,000	108,463
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039		150,000	132,536
General Electric Capital Corp. 144A sub. notes FRN
4 5/8s, 2066	EUR	90,000	61,272
Genworth Financial, Inc. sr. unsec. Ser. MTN, 6.515s,
2018		$540,000	199,800
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019		55,000	53,708
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		30,000	23,038
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017		60,000	37,054
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)		320,000	291,892
JPMorgan Chase & Co. notes 6.4s, 2038		30,000	29,490
Liberty Mutual Group 144A company guaranty FRB

10 3/4s, 2058		190,000	109,417
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012		140,000	131,118
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014		75,000	65,564
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038		80,000	75,819
Merrill Lynch & Co., Inc. notes 5.45s, 2013		125,000	119,632
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 1.359s,
2011		35,000	31,359
MetLife Capital Trust X 144A collateral trust FRB
9 1/4s, 2068		300,000	211,435
Monumental Global Funding, Ltd. 144A notes 5 1/2s,
2013 (Cayman Islands)		105,000	95,529
Morgan Stanley & Co. sr. unsec. notes Ser. MTN,
5 3/4s, 2016		100,000	86,412
Nationwide Financial Services, Inc. notes 5 5/8s, 2015		35,000	29,125
Prudential Financial, Inc. sr. unsec. unsub. notes
Ser. MTNB, 5.1s, 2014		170,000	140,619
Simon Property Group LP sr. unsec. notes 6 1/8s, 2018
(R)		80,000	60,304
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010		90,000	83,691
VTB Capital SA 144A notes 6 7/8s, 2018 (Luxembourg)		459,000	325,890
VTB Capital SA 144A sec. notes 6.609s, 2012
(Luxembourg)		450,000	309,425
VTB Capital SA (Vneshtorgbank) loan participation
stepped-coupon notes 6.315s (7.815s, 2/4/10), 2015
(Luxembourg) (STP)		160,000	96,101
Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s, 2013		105,000	108,220
Wells Fargo Capital XV jr. sub. unsec. company
guaranty FRN 9 3/4s, 2049		105,000	98,175
			5,104,822

Government (4.2%)
European Investment Bank supranational bank bonds sr.
unsec. 3 1/2s, 2014 (Luxembourg)	CHF	700,000	653,126
Norddeutsche Landesbank Girozentrale bonds Ser. 7,
5 3/4s, 2010 (Germany)	EUR	1,500,000	2,021,528
Oester Postspark Bawag foreign government guaranty
Ser. EMTN, 3 1/4s, 2011 (Austria)	CHF	2,375,000	2,123,721
			4,798,375

Health care (0.4%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037		$245,000	218,769
GlaxoSmith Kline Capital Inc, company guaranty sr.
notes 5.65s, 2018		175,000	187,510
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036		85,000	65,272
			471,551

Technology (0.3%)
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6.8s, 2017		60,000	52,948
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6 1/8s, 2012		53,000	50,668
Lexmark International Inc, sr. unsec. notes 5.9s, 2013		105,000	88,016
Tyco Electronics Group SA sr. unsec. unsub. notes
company guaranty 5.95s, 2014 (Luxembourg)		120,000	109,325
Xerox Corp. sr. unsec. notes 6.35s, 2018		90,000	74,475
			375,432

Transportation (0.1%)
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014		10,000	10,576
Canadian National Railway Co. sr. unsec. unsub. notes
5.55s, 2018 (Canada)		25,000	23,705
United AirLines, Inc. pass-through certificates
6.636s, 2022		46,552	32,586
			66,867

Utilities and power (3.3%)
Abu Dhabi National Energy Co. 144A sr. notes 5.62s,
2012 (United Arab Emirates)		215,000	202,156
American Water Capital Corp. sr. unsec. bonds 6.085s,
2017		40,000	35,744
Arizona Public Services Co. notes 6 1/2s, 2012		17,000	16,625
Beaver Valley II Funding debs. 9s, 2017		95,000	90,608
Bruce Mansfield Unit pass-through certificates 6.85s,
2034		110,000	83,275
CMS Energy Corp. unsub. notes 6.55s, 2017		5,000	4,450
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018		70,000	67,389
Consumers Energy Co. 1st mtge. sec. bond 6 1/8s, 2019		120,000	115,472
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017		215,000	210,038
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018		90,000	87,560
Electricite de France 144A notes 6.95s, 2039 (France)		200,000	206,212
Enterprise Products Operating, LLC company guaranty
sr. notes 6 1/2s, 2019		100,000	92,791
Fortum OYJ sr. unsecd. notes Ser. 14, Class EMTN,
4 1/2s, 2016 (Finland)	EUR	255,000	304,992
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		$20,000	18,500
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018		125,000	115,256
National Fuel Gas Co. notes 5 1/4s, 2013		40,000	37,809
Nevada Power Co. notes 6 1/2s, 2018		195,000	190,398
Oncor Electric Delivery Co. 144A 1st mtge. sec. bond
5.95s, 2013		165,000	161,372
Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018		30,000	37,047
Public Service Co. of Colorado 1st mtge. sec. bond

5.8s, 2018		70,000	71,318
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009		150,000	151,916
Rockies Express Pipeline, LLC 144A sr. notes 7 1/2s,
2038		190,000	179,827
Southern California Edison Co. 1st mtge. sr. sec. bond
5 1/2s, 2018		80,000	83,979
Spectra Energy Capital, LLC company guaranty sr.
unsec. notes 5.9s, 2013		140,000	137,991
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018		75,000	67,025
TransAlta Corp. sr. unsec. notes 6.65s, 2018 (Canada)		72,000	64,903
TransCanada Pipelines, Ltd. sr. unsec. unsub. notes
6 1/2s, 2018 (Canada)		30,000	29,911
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019		45,000	42,074
Veolia Environnement sr. unsub. notes Ser. EMTN,
5 3/8s, 2018 (France)	EUR	505,000	594,780
West Penn Power Co. 1st mtge. 5.95s, 2017		$170,000	149,706
Westar Energy, Inc. 1st mtge. sec. bonds 8 5/8s, 2018		145,000	162,128
			3,813,252

Total corporate bonds and notes (cost $26,297,261)			$24,650,037

FOREIGN GOVERNMENT BONDS AND NOTES (18.9%)(a)
		Principal
		amount/units	Value

Austria (Republic of) notes Ser. EMTN, 3 3/8s, 2012	CHF	2,900,000	$2,665,244
Brazil (Federal Republic of) notes zero %, 2012	BRL	837	345,198
Canada (Government of) bonds 5 3/4s, 2033	CAD	750,000	791,775
Denmark (Kingdom of) bonds 6s, 2009	DKK	9,640,000	1,697,019
France (Government of) bonds 4s, 2013	EUR	63	85
Italy (Republic of) unsub. notes Ser. 11, Tranche 1,
3 1/8s, 2010	CHF	1,900,000	1,683,324
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	106,000,000	1,323,690
Japan (Government of) CPI Linked bonds Ser. 12, 1.2s,
2017	JPY	71,168,000	699,378
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	773,808,000	7,550,401
Netherlands (Government of) bonds 5s, 2012	EUR	2,500,000	3,446,439
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	3,585,000	517,913
United Kingdom treasury bonds 4 1/4s, 2036	GBP	610,000	850,050

Total foreign government bonds and notes (cost $19,139,665)			$21,570,516

ASSET-BACKED SECURITIES (6.0%)(a)

		Principal amount	Value

Ace Securities Corp. FRB Ser. 06-OP2, Class A2C,
0.539s, 2036		$56,000	$27,720
BankAmerica Manufactured Housing Contract Trust Ser.
97-2, Class M, 6.9s, 2028		19,000	15,491
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014		82,000	67,323
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 3.639s, 2034		52,181	30,705
FRB Ser. 06-EC1, Class M9, 2.389s, 2035		12,267	31
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 2.639s, 2036		18,602	33
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		243,777	105,705
Ser. 00-A, Class A2, 7.575s, 2030		52,029	22,227
Ser. 99-B, Class A-5, 7.44s, 2020		149,457	59,783
Ser. 99-B, Class A4, 7.3s, 2016		148,185	59,040
Ser. 99-B, Class A3, 7.18s, 2015		236,587	95,996
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033		266,907	24,278
Ser. 00-4, Class A6, 8.31s, 2032		679,550	346,570
Ser. 00-5, Class A7, 8.2s, 2032		192,000	109,841
Ser. 00-1, Class A5, 8.06s, 2031		123,629	67,106
Ser. 00-4, Class A5, 7.97s, 2032		42,248	23,456
Ser. 00-5, Class A6, 7.96s, 2032		91,799	56,393
Ser. 01-4, Class A4, 7.36s, 2033		230,438	166,349
Ser. 00-6, Class A5, 7.27s, 2031		30,103	20,228
Ser. 01-1, Class A5, 6.99s, 2032		344,437	214,412
FRB Ser. 02-1, Class M1A, 2.498s, 2033		418,000	127,691
Countrywide Asset Backed Certificates FRB Ser. 04-6,
Class 2A5, 0.779s, 2034		84,135	61,838
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034		11,121	1
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.539s, 2036		87,000	34,643
Fremont Home Loan Trust FRB Ser. 05-E, Class 2A4,
0.719s, 2036		124,000	75,020
Granite Mortgages PLC FRB Ser. 03-2, Class 3C, 3.78s,
2043 (United Kingdom)	GBP	217,605	62,892
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$197,860	156,310
Ser. 94-4, Class B2, 8.6s, 2019		52,775	31,137
Ser. 99-5, Class A5, 7.86s, 2030		1,078,457	663,940
Ser. 95-4, Class B1, 7.3s, 2025		84,541	49,592
Ser. 97-6, Class M1, 7.21s, 2029		14,000	6,439
Ser. 93-3, Class B, 6.85s, 2018		4,601	2,298
Ser. 98-3, Class A6 6.76s, 2030		242,186	178,638
Ser. 99-3, Class A7, 6.74s, 2031		268,032	219,536
Ser. 99-1, Class A6, 6.37s, 2025		22,000	17,463
Ser. 99-1, Class A5, 6.11s, 2023		29,657	28,593
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031		909,458	569,067
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011
(F)		170,180	161,665
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-1A, Class E, 2.189s, 2030 (Cayman Islands)		56,488	22,595

High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 2.888s, 2036 (Cayman Islands)		151,126	55,917
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.719s, 2036		63,000	30,870
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037		1,087,829	456,888
IFB Ser. 07-3, Class 4B, IO, 6.301s, 2037		309,003	37,404
FRB Ser. 07-6, Class 2A1, 0.599s, 2037		553,778	189,835
LNR CDO, Ltd. 144A FRB Ser. 02-1A, Class FFL, 3.139s,
2037 (Cayman Islands)		300,000	60,000
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)		367,604	238,942
Long Beach Mortgage Loan Trust FRB Ser. 06-4,
Class 2A4, 0.649s, 2036		59,000	18,950
Marriott Vacation Club Owner Trust 144A Ser. 04-1A,
Class C, 5.265s, 2026		12,998	9,557
Merrill Lynch Mortgage Investors, Inc. Ser. 04-WMC3,
Class B3, 5s, 2035		9,884	651
Morgan Stanley ABS Capital I FRB Ser. 04-HE8,
Class B3, 3.589s, 2034		16,317	1,305
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.549s, 2036		74,000	43,475
FRB Ser. 06-2, Class A2C, 0.539s, 2036		74,000	33,372
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027		83,560	27,456
Ser. 99-D, Class A1, 7.84s, 2029		201,658	102,846
Ser. 00-A, Class A2, 7.765s, 2017		30,168	16,433
Ser. 00-D, Class A4, 7.4s, 2030		309,000	123,600
Ser. 02-B, Class A4, 7.09s, 2032		82,258	55,230
Ser. 01-D, Class A4, 6.93s, 2031		173,904	94,478
Ser. 98-A, Class M, 6.825s, 2028		12,000	5,493
Ser. 01-E, Class A4, 6.81s, 2031		10,987	6,815
Ser. 01-C, Class A2, 5.92s, 2017		98,853	34,847
Ser. 01-D, Class A3, 5.9s, 2022		59,417	31,957
Ser. 02-C, Class A1, 5.41s, 2032		260,222	137,918
Ser. 01-E, Class A2, 5.05s, 2019		252,104	138,443
Ser. 02-A, Class A2, 5.01s, 2020		128,613	76,735
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		55,327	36,440
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.519s, 2036		114,000	59,427
Permanent Financing PLC FRB Ser. 4, Class 3C, 2.989s,
2042 (United Kingdom)		177,000	168,150
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 2.996s, 2011 (United Kingdom)		120,000	104,863
FRB Ser. 04-2A, Class C, 2.876s, 2011 (United Kingdom)		100,000	79,513
SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (Cayman Islands) (In default)
(NON)		30,709	1
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 0.599s, 2036		125,000	40,625
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.559s, 2036		59,000	24,544
FRB Ser. 06-3, Class A3, 0.549s, 2036		25,000	14,425
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 2.889s, 2035		29,401	294
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.649s, 2036		59,000	5,105
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
1.633s, 2015 (F)		399,396	270,162
TIAA Real Estate CDO, Ltd. 144A FRB Ser. 02-1A,
Class III, 7.6s, 2037		188,000	52,640

Total asset-backed securities (cost $11,991,525)			$6,867,651

PURCHASED OPTIONS OUTSTANDING (2.4%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing on
February 16, 2020.	Feb-10/5.03	$6,600,000	$55,044
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	9,000,000	35,010
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.03	6,600,000	982,212
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	9,000,000	1,613,520

Total purchased options outstanding (cost $1,289,296)			$2,685,786

SENIOR LOANS (0.8%)(a)(c)

		Principal amount	Value

Basic materials (--%)
Aleris International, Inc. bank term loan FRN Ser. B,
2 3/8s, 2013		$17,818	$6,275
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.189s, 2013		16,738	14,411
NewPage Holding Corp. bank term loan FRN 5.313s, 2014		20,745	11,790
			32,476

Capital goods (0.1%)

Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 3.459s, 2014	1,446	783
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.789s, 2014	24,628	13,340
Polypore, Inc. bank term loan FRN Ser. B, 2.45s, 2014	26,729	17,775
Sequa Corp. bank term loan FRN 3.688s, 2014	38,947	23,952
Wesco Aircraft Hardware Corp. bank term loan FRN
2.72s, 2013	27,000	21,465
		77,315

Communication services (0.2%)
Cablevision Systems Corp. bank term loan FRN 2.083s,
2013	26,725	24,008
Charter Communications, Inc. bank term loan FRN
4.972s, 2014	26,730	20,351
Cricket Communications, Inc. bank term loan FRN Ser.
B, 6 1/2s, 2013	26,726	24,346
Crown Castle International Corp. bank term loan FRN
5.376s, 2014	13,859	12,140
Intelsat Corp. bank term loan FRN Ser. B2, 3.925s, 2011	8,908	7,629
Intelsat Corp. bank term loan FRN Ser. B2-A, 3.925s,
2013	8,911	7,631
Intelsat Corp. bank term loan FRN Ser. B2-C, 3.925s,
2013	8,908	7,629
Level 3 Communications, Inc. bank term loan FRN
3.255s, 2014	27,000	19,508
MetroPCS Wireless, Inc. bank term loan FRN 4.508s, 2013	26,727	23,224
PAETEC Holding Corp. bank term loan FRN Ser. B1,
2.961s, 2013	26,194	16,327
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
3.043s, 2013	26,727	23,019
West Corp. bank term loan FRN 2.811s, 2013	26,795	19,025
		204,837

Consumer cyclicals (0.3%)
Affinion Group, Inc. bank term loan FRN Ser. B,
4.645s, 2013	27,000	19,339
Allison Transmission bank term loan FRN Ser. B,
3.169s, 2014	26,360	16,965
Aramark Corp. bank term loan FRN 2.038s, 2014	1,613	1,408
Aramark Corp. bank term loan FRN Ser. B, 3.334s, 2014	25,387	22,157
Cinemark USA, Inc. bank term loan FRN 2.53s, 2013	13,415	11,960
Dana Corp. bank term loan FRN 7 1/4s, 2015	23,905	10,120
DirecTV Holdings, LLC bank term loan FRN 5 1/4s, 2013	74,625	71,516
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 7.708s, 2011	20,265	16,415
Goodyear Tire & Rubber Co. (The) bank term loan FRN
2.14s, 2010	27,000	19,597
Harrah's Operating Co., Inc. bank term loan FRN Ser.
B2, 4.16s, 2015	26,798	16,627
Idearc, Inc. bank term loan FRN Ser. B, 3.417s, 2014	26,727	9,034
Lear Corp bank term loan FRN 3.243s, 2013	130,886	58,753
National Bedding Co. bank term loan FRN 3.009s, 2011	11,879	5,093
Navistar Financial Corp. bank term loan FRN 4.358s,
2012	7,200	5,088
Navistar International Corp. bank term loan FRN
3.721s, 2012	19,800	13,992
Univision Communications, Inc. bank term loan FRN Ser.
B, 2.711s, 2014	27,000	14,214
VNU Group BV bank term loan FRN Ser. B, 4.388s, 2013
(Netherlands)	26,727	21,181
Yankee Candle Co., Inc. bank term loan FRN 3.4s, 2014	16,000	8,640
		342,099

Consumer staples (--%)
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 3.198s, 2014	26,729	20,841
Spectrum Brands, Inc. bank term loan FRN 0.298s, 2013	1,723	1,057
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
5.897s, 2013	25,019	15,345
		37,243

Financials (--%)
Lender Processing Services, Inc. bank term loan FRN
Ser. B, 2.961s, 2014	49,750	47,636
		47,636

Health care (0.1%)
Health Management Associates, Inc. bank term loan FRN
3.209s, 2014	25,521	18,065
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	1,726	1,471
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.461s, 2014	18,612	15,867
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 2.461s, 2014	6,440	5,490
Sun Healthcare Group, Inc. bank term loan FRN 3.662s,
2014	4,502	3,669
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
3.597s, 2014	31,210	25,436
		69,998

Technology (0.1%)
First Data Corp. bank term loan FRN Ser. B1, 3.144s,
2014	26,729	16,860
Freescale Semiconductor, Inc. bank term loan FRN Ser.
B, 3.931s, 2013	17,818	8,973

SunGard Data Systems, Inc. bank term loan FRN 3.707s,
2014	26,727	20,695
Travelport bank term loan FRN Ser. B, 3.074s, 2013	10,786	6,094
Travelport bank term loan FRN Ser. DD, 3.709s, 2013	16,051	8,908
		61,530

Utilities and power (--%)
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 4.752s, 2014	26,729	18,590
NRG Energy, Inc. bank term loan FRN 2.675s, 2014	17,308	15,951
NRG Energy, Inc. bank term loan FRN 1.359s, 2014	8,528	7,860
		42,401

Total senior loans (cost $1,198,606)		$915,535

MUNICIPAL BONDS AND NOTES (0.3%)(a)

	Principal amount	Value

Chicago, Transit Auth. Transfer Tax Receipts Rev.
Bonds, Ser. B, 6.899s, 12/1/40	$240,000	$247,471
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds, Ser.
A, 7.467s, 6/1/47	170,000	101,752

Total municipal bonds and notes (cost $410,000)		$349,223

SHORT-TERM INVESTMENTS (8.7%)(a)
	Principal
	amount/shares	Value

Federated Prime Obligations Fund	6,017,613	$6,017,613
U.S. Treasury Bills with effective yields ranging from
0.45% to 0.48%, November 19, 2009 (SEG)	$176,000	175,211
U.S. Treasury Cash Management Bills for an effective
yield of 0.88%, May 15, 2009 (SEG)	3,785,000	3,775,377

Total short-term investments (cost $9,968,417)		$9,968,201

TOTAL INVESTMENTS

Total investments (cost $241,156,433) (b)		$228,638,310

FORWARD CURRENCY CONTRACTS TO BUY at 1/31/09 (aggregate face value $63,743,679) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$2,515,574	$2,809,546	2/18/09	$(293,972)
British Pound	6,721,475	6,966,536	2/18/09	(245,061)
Canadian Dollar	14,401	14,642	2/18/09	(241)
Czech Koruna	144,353	164,172	2/18/09	(19,819)
Euro	26,527,655	28,375,432	2/18/09	(1,847,777)
Hungarian Forint	128,975	146,682	2/18/09	(17,707)
Japanese Yen	18,934,274	18,040,153	2/18/09	894,121
Malaysian Ringgit	270,254	274,504	2/18/09	(4,250)
Mexican Peso	300,750	313,972	2/18/09	(13,222)
Norwegian Krone	514,398	511,668	2/18/09	2,730
Polish Zloty	719,534	833,910	2/18/09	(114,376)
Singapore Dollar	226,250	231,827	2/18/09	(5,577)
South African Rand	387,995	423,243	2/18/09	(35,248)
South Korean Won	1,123,360	1,176,394	2/18/09	(53,034)
Swedish Krona	2,447,206	2,569,815	2/18/09	(122,609)
Swiss Franc	475,766	499,423	2/18/09	(23,657)
Taiwan Dollar	386,265	391,760	2/18/09	(5,495)

Total				$(1,905,194)

FORWARD CURRENCY CONTRACTS TO SELL at 1/31/09 (aggregate face value $23,688,662) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$1,022,363	$1,102,955	2/18/09	$80,592
Brazilian Real	339,927	344,960	2/18/09	5,033
British Pound	448,638	440,506	2/18/09	(8,132)
Canadian Dollar	2,259,190	2,347,602	2/18/09	88,412
Danish Krone	1,151,558	1,229,261	2/18/09	77,703
Euro	7,385,553	7,819,460	2/18/09	433,907
Norwegian Krone	2,007,068	1,986,357	2/18/09	(20,711)
Polish Zloty	150,252	173,847	2/18/09	23,595
South African Rand	164,792	179,839	2/18/09	15,047
Swedish Krona	292,700	292,396	2/18/09	(304)
Swiss Franc	7,328,572	7,771,479	2/18/09	442,907

Total				$1,138,049

FUTURES CONTRACTS OUTSTANDING at 1/31/09 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	4	$1,828,717	Mar-09	$4,374
Canadian Government Bond 10 yr (Short)	6	605,517	Mar-09	(668)
Euro-Bund 10 yr (Short)	64	10,017,502	Mar-09	(13,657)
Euro-Buxl 30 yr Bond (Long)	12	1,510,361	Mar-09	(81,671)
Euro-Dollar 90 day (Short)	15	3,702,563	Jun-09	(57,891)
Euro-Dollar 90 day (Short)	43	10,603,263	Sep-09	(178,805)
Euro-Dollar 90 day (Short)	80	19,690,000	Dec-09	(346,416)
Euro-Dollar 90 day (Short)	3	737,138	Mar-10	(14,746)
Euro-Schatz 2 yr (Short)	66	9,100,541	Mar-09	(40,026)
Japanese Government Bond 10 yr Mini (Long)	12	1,855,966	Mar-09	(5,152)
U.K. Gilt 10 yr (Long)	31	5,260,193	Mar-09	33,488
U.S. Treasury Bond 20 yr (Long)	7	886,922	Mar-09	(30,863)
U.S. Treasury Note 2 yr (Long)	36	7,834,500	Mar-09	68,963
U.S. Treasury Note 5 yr (Short)	144	17,016,750	Mar-09	167,612
U.S. Treasury Note 10 yr (Short)	85	10,427,109	Mar-09	55,548

Total				$(439,910)

WRITTEN OPTIONS OUTSTANDING at 1/31/09 (premiums received $1,660,532) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank for the obligation to pay a fixed rate of 4.40% versus the three month USD-LIBOR-BB maturing
November 9, 2019.	$14,966,000	Nov-09/4.40	$1,598,369

Option on an interest rate swap with JPMorgan Chase Bank for the obligation to receive a fixed rate of 4.40% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	14,966,000	Nov-09/4.40	185,129

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	3,954,500	May-12/5.51	627,461

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	3,954,500	May-12/5.51	84,617

Total			$2,495,576

TBA SALE COMMITMENTS OUTSTANDING at 1/31/09 (proceeds receivable $51,129,375) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, February 1, 2039	$2,000,000	2/12/09	$2,083,125
FNMA, 5 1/2s, February 1, 2039	4,000,000	2/12/09	4,093,750
FNMA, 5s, February 1, 2039	33,000,000	2/12/09	33,536,250
FNMA, 4 1/2s, February 1, 2039	11,000,000	2/12/09	11,068,750

Total			$50,781,875

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/09 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$4,142,000		$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$99,097

	5,900,000		--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(448,142)

	1,000,000		--	7/29/18	3 month USD-LIBOR-BBA	4.75%	145,425

	3,598,000		--	8/26/18	3 month USD-LIBOR-BBA	4.54375%	514,216

	48,160,000		--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	1,721,545

	6,774,000		--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(1,342,695)

	83,132,000		--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	2,433,388

	2,000,000		--	9/19/18	3 month USD-LIBOR-BBA	4.07%	201,431

	1,222,000		(3,814)	10/1/18	4.30%	3 month USD-LIBOR-BBA	(151,038)

	3,364,000		(14,175)	10/8/38	3 month USD-LIBOR-BBA	4.30%	611,685

	1,867,000		(705)	10/20/18	4.60%	3 month USD-LIBOR-BBA	(273,520)

	885,000		(804)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(29,873)

	2,580,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(593,459)

Barclays Bank PLC
	9,735,000		--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(260,630)

Citibank, N.A.
JPY	222,000,000		--	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(148,852)

MXN	12,100,000		--	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	54,016

MXN	3,630,000	(F)	--	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	16,085

ZAR	2,162,500		--	9/2/13	9.97%	3 month ZAR-JIBAR-SAFEX	(15,327)

AUD	700,000	(E)	--	9/11/18	6.1%	6 month AUD-BBR-BBSW	(18,286)

	$1,730,000		--	9/16/10	3.175%	3 month USD-LIBOR-BBA	(60,892)

	27,682,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	1,585,000

	6,548,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(1,411,465)

	40,458,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	1,230,990

Citibank, N.A., London
JPY	530,000,000		--	2/10/16	6 month JPY-LIBOR-BBA	1.755%	300,866

Credit Suisse International
	$16,626,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	504,022

	3,527,000		--	9/23/10	3 month USD-LIBOR-BBA	3.32%	137,414

	9,069,000		--	10/9/10	3 month USD-LIBOR-BBA	2.81%	261,091

	20,955,000		14,701	10/31/13	3.80%	3 month USD-LIBOR-BBA	(1,472,063)

	10,660,000		10,134	10/31/18	4.35%	3 month USD-LIBOR-BBA	(1,305,956)

EUR	990,000	(E)	--	11/6/18	6 month EUR-EURIBOR-Reuters	4.9425%	18,210

	$4,740,000		(50,663)	12/10/38	2.69%	3 month USD-LIBOR-BBA	567,823

	13,660,000		89,944	12/10/28	3 month USD-LIBOR-BBA	2.81%	(1,071,053)

	6,050,000		--	6/30/38	2.71%	3 month USD-LIBOR-BBA	752,388

	3,207,000		--	1/16/19	3 month USD-LIBOR-BBA	2.32%	(202,344)

	12,386,000		--	1/22/14	2.03719%	3 month USD-LIBOR-BBA	253,572

CHF	8,430,000		--	11/17/11	2.5125%	6 month CHF-LIBOR-BBA	(232,509)

Deutsche Bank AG
	$2,298,000		--	9/23/38	4.75%	3 month USD-LIBOR-BBA	(628,078)

	3,412,000		--	10/17/18	4.585%	3 month USD-LIBOR-BBA	(495,131)

	47,500,000		--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	1,120,551

	7,586,000		--	11/28/13	3 month USD-LIBOR-BBA	2.8725%	148,447

	12,606,000		--	12/11/18	3 month USD-LIBOR-BBA	2.94%	(116,254)

	3,595,000		--	12/15/18	3 month USD-LIBOR-BBA	2.80776%	(74,503)

	2,083,000		--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(165,499)

	3,822,000		--	12/19/10	3 month USD-LIBOR-BBA	1.53429%	(7,522)

	2,000,000		--	12/22/13	2.008%	3 month USD-LIBOR-BBA	42,443

	1,345,000		--	12/24/13	2.165%	3 month USD-LIBOR-BBA	18,431

	6,046,000		--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	87,053

	4,679,000		--	1/9/14	3 month USD-LIBOR-BBA	2.165%	(67,470)

	3,351,000		--	1/13/19	3 month USD-LIBOR-BBA	2.52438%	(152,547)

EUR	1,940,000		--	1/19/24	6 month EUR-EURIBOR-REUTERS	3.83%	(54,502)

	$2,954,000		--	1/20/19	3 month USD-LIBOR-BBA	2.347%	(180,796)

	3,116,000		--	1/22/29	3 month USD-LIBOR-BBA	2.8875%	(227,655)

	2,477,000		--	1/22/14	2.055%	3 month USD-LIBOR-BBA	48,619

	5,244,000		--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(160,763)

	12,620,000		--	1/30/11	3 month USD-LIBOR-BBA	1.45%	(50,795)

	52,041,000	(E)	--	2/3/14	2.44%	3 month USD-LIBOR-BBA	--

	21,426,000	(E)	--	2/3/24	3 month USD-LIBOR-BBA	3.27%	--

Goldman Sachs International
	15,167,000		--	4/3/18	3 month USD-LIBOR-BBA	4.19%	1,667,235

	3,159,000		--	4/23/18	4.43%	3 month USD-LIBOR-BBA	(409,121)

	3,198,000		--	5/19/18	4.525%	3 month USD-LIBOR-BBA	(413,783)

	3,393,000		--	5/30/28	5.014%	3 month USD-LIBOR-BBA	(809,116)

JPY	139,000,000		--	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(96,056)

	$3,551,000		1,673	10/24/10	3 month USD-LIBOR-BBA	2.60%	89,995

EUR	2,505,000		--	10/27/18	4.32%	6 month EUR-EURIBOR-REUTERS	(135,953)

EUR	1,860,000		--	10/27/23	6 month EUR-EURIBOR-REUTERS	4.43%	94,822

	$1,012,000		6,264	11/18/18	4.10%	3 month USD-LIBOR-BBA	(88,869)

	13,007,000		(3,578)	11/18/10	3 month USD-LIBOR-BBA	2.35%	169,759

	27,485,000		100,147	11/18/13	3.45%	3 month USD-LIBOR-BBA	(1,201,184)

	2,630,000		--	1/23/19	2.61125%	3 month USD-LIBOR-BBA	100,495

EUR	2,280,000		--	1/23/19	6 month EUR-EURIBOR-REUTERS	3.535%	(49,251)

GBP	1,000,000	(E)	--	1/28/24	6 month GBP-LIBOR-BBA	4.9725%	5,650

EUR	5,450,000	(E)	--	2/3/11	6 month EUR-EURIBOR-REUTERS	2.23%	--

JPMorgan Chase Bank, N.A.
	$3,004,000		--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(395,978)

	809,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(257,439)

	6,839,000		--	3/20/13	3 month USD-LIBOR-BBA	3.145%	286,231

	18,147,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	316,638

	3,922,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	236,075

	6,903,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	165,633

	4,000,000		--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(359,000)

	1,000,000		--	6/27/18	3 month USD-LIBOR-BBA	4.8305%	153,679

	700,000		--	7/17/18	4.52%	3 month USD-LIBOR-BBA	(88,774)

	5,103,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	160,895

MXN	12,100,000		--	7/19/13	1 month MXN-TIIE-BANXICO	9.235%	55,875

	$18,666,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	569,151

AUD	3,480,000	(E)	--	8/6/18	6 month AUD-BBR-BBSW	6.865%	157,096

ZAR	2,775,000		--	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(17,116)

ZAR	1,387,500		--	9/8/13	9.95%	3 month ZAR-JIBAR-SAFEX	(9,306)

ZAR	2,775,000		--	9/9/13	9.94%	3 month ZAR-JIBAR-SAFEX	(18,546)

JPY	153,840,000		--	9/18/15	1.19%	6 month JPY-LIBOR-BBA	(18,534)

	$4,340,000		--	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(1,150,857)

EUR	4,890,000		--	10/17/13	6 month EUR-EURIBOR-REUTERS	4.51%	373,789

	$2,297,000		--	10/22/10	3 month USD-LIBOR-BBA	2.78%	65,472

	1,531,000		--	10/22/18	3 month USD-LIBOR-BBA	4.2825%	180,758

	2,802,000		--	10/23/13	3 month USD-LIBOR-BBA	3.535%	164,931

EUR	1,430,000		--	10/31/13	6 month EUR-EURIBOR-REUTERS	3.967%	65,276

EUR	11,390,000		--	11/4/18	6 month EUR-EURIBOR-REUTERS	4.318%	622,905

	$1,741,000		(5,121)	11/4/18	3 month USD-LIBOR-BBA	4.45%	210,436

JPY	1,650,000,000		--	11/10/15	6 month JPY-LIBOR-BBA	1.3225%	333,432

	$7,418,000		--	11/10/18	3 month USD-LIBOR-BBA	4.83%	1,175,108

	3,000,000		--	12/3/18	3 month USD-LIBOR-BBA	2.918%	(32,186)

EUR	15,200,000		--	12/11/13	6 month EUR-EURIBOR-REUTERS	3.536%	393,045

	$2,981,000		--	12/19/18	5%	3 month USD-LIBOR-BBA	(513,016)

PLN	2,820,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	(4,517)

JPY	730,000,000		--	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(321,876)

	$2,310,000		--	1/27/24	3.1%	3 month USD-LIBOR-BBA	63,174

AUD	3,640,000	(E)	--	1/27/12	3 month AUD-BBR-BBSW	4.21%	(3,307)

	$1,155,000	(E)	--	2/3/24	3 month USD-LIBOR-BBA	3.2825%	--

Merrill Lynch Capital Services, Inc.
	8,981,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(878,979)

	4,436,000		--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(114,463)

	6,373,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	198,344

JPY	139,000,000		--	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(100,918)

Merrill Lynch Derivative Products AG
JPY	69,500,000		--	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(57,072)

UBS AG
	$6,088,000		209,069	11/10/38	4.45%	3 month USD-LIBOR-BBA	(1,049,186)

	26,508,000		673,400	11/10/18	4.45%	3 month USD-LIBOR-BBA	(2,640,312)

	1,899,000		24,984	11/24/38	3.3%	3 month USD-LIBOR-BBA	50,136

	674,000		3,290	11/24/18	3.4%	3 month USD-LIBOR-BBA	(18,474)

	518,000		(164)	11/24/10	3 month USD-LIBOR-BBA	2.05%	3,690

	58,630,000		--	11/24/10	3 month USD-LIBOR-BBA	2.05%	434,361

Total							$(1,234,914)

(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/09 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
EUR	3,640,000	3/26/09	(2.27%)	Eurostat	$(34,035)
				Eurozone HICP
				excluding tobacco

EUR	2,070,000	4/30/13	2.375%	French Consumer	68,523
				Price Index
				excluding tobacco

EUR	2,070,000	4/30/13	(2.41%)	Eurostat	(74,004)
				Eurozone HICP
				excluding tobacco

EUR	2,070,000	5/6/13	2.34%	French Consumer	64,817
				Price Index
				excluding tobacco

EUR	2,070,000	5/6/13	(2.385%)	Eurostat	(71,092)
				Eurozone HICP
				excluding tobacco

	$2,690,000	10/23/10	(1.38%)	USA Non Revised	(34,997)
				Consumer Price
				Index- Urban
				(CPI-U)

	1,720,000	1/20/19	(1.52%)	USA Non Revised	52,959
				Consumer Price
				Index- Urban
				(CPI-U)

Total					$(27,829)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/09 (Unaudited)

		Upfront					Fixed payments
		premium				Termi-	received	Unrealized
Swap counterparty /		received		Notional		nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount		date	per annum	(depreciation)

Bank of America, N.A.
DJ ABX CMBX BBB Index	-	$166		$242,000	(F)	10/12/52	(134 bp)	$165,685

Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	--		25,000		12/20/12	95 bp	(8,217)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	-	--		140,000		3/20/12	(95 bp)	(1,673)

MetLife Inc., 5%,
6/15/15	-	--		70,000		12/20/13	(384 bp)	3,975

Citibank, N.A.
Conagra Foods Inc., 7%,
10/1/28	-	--		70,000		9/20/10	(27 bp)	389

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AA+	50,822		260,934		5/25/46	11 bp	(34,526)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA+	20,322		120,835		5/25/46	11 bp	(19,202)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	-	--		75,000		9/20/14	(105 bp)	(1,387)

Mohawk Industries,
Inc., 7.2%, 4/15/12	-	--		575,000		3/20/16	(140 bp)	58,274

Rexam PLC, 4 3/8%,
3/15/13	-	--		155,000		6/20/13	(145 bp)	17,403

Sara Lee Corp., 6 1/8%,
11/1/32	-	--		75,000		9/20/11	(43 bp)	338

Wind Acquisition
Finance SA, 9 3/4%,
12/1/15	-	--	EUR	48,000		3/20/13	(495 bp)	(136)

Credit Suisse International
DJ ABX HE AAA Series 7
Version 2 Index	BBB-	26,085		$47,000		1/25/38	76 bp	(4,812)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA+	85,825		429,053		5/25/46	11 bp	(53,616)

DJ CDX NA HY Series 10	B+	11,434		108,900		6/20/13	500 bp	(12,462)

DJ CDX NA HY Series 10	B+	45,231		425,700		6/20/13	500 bp	(48,183)

DJ CDX NA IG Series 11
Index	-	(56,283)		1,830,000		12/20/13	(150 bp)	(22,004)

DJ CDX NA IG Series 11
Index	BBB+	4,253		180,000		12/20/13	150 bp	882

DJ CMB NA CMBX AAA Index	AAA	29,294		176,000		12/13/49	8 bp	(28,440)

DJ CMB NA CMBX AAA Index	-	(680,516)		4,344,000		2/17/51	(35 bp)	763,973

DJ CMB NA CMBX AAA Index	-	(147,332)		1,089,000		2/17/51	(35 bp)	214,788

General Electric
Capital Corp., 5 5/8%,
9/15/17	Aaa	--		135,000		12/20/13	530 bp	7,343

Liberty Mutual
Insurance, 7 7/8%,
10/15/26	-	--		15,000		12/20/13	(210 bp)	24

Deutsche Bank AG
Cadbury Schweppes US
Finance LLC, 5 1/8%,
10/1/13	-	--		560,000		12/20/13	(86 bp)	(7,291)

DJ ABX CMBX AAA Index	AAA	12,661		210,000	(F)	2/17/51	35 bp	(57,201)

DJ ABX HE A Series 7
Version 2 Index	CCC	191,100		210,000		1/25/38	369 bp	(10,371)

DJ ABX HE AAA Series 6
Version 1 Index	AAA	16,936		158,531		7/25/45	18 bp	(21,896)

DJ CDX NA HY Series 11
Version 1 Index	B	86,080		366,300		12/20/13	500 bp	(6,760)

General Electric
Capital Corp., 6%,
6/15/12	Aaa	--		275,000		9/20/13	109 bp	(31,550)

Genworth Financial
Inc., 5 3/4%, 6/15/14	-	--		515,000		6/20/18	(143 bp)	242,411

India Government Bond,
5 7/8%, 1/2/10	BBB-	--		370,000		1/11/10	170 bp	6,378

iStar Financial, Inc.,
6%, 12/15/10	Ba3	3,375		50,000		3/20/09	500 bp	(1,218)

Korea Monetary STAB
Bond, 5%, 2/14/09	AA	--		480,000		2/23/09	105 bp	722

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--		480,000		2/19/10	115 bp	(2,154)

Korea Monetary STAB
Bond, 5.45%, 1/23/10	B2	--		695,000		2/1/10	101 bp	(4,961)

MetLife Inc., 5%,
6/15/15	-	--		70,000		12/20/13	(405 bp)	3,407

Reynolds American,
Inc., 7 5/8%, 6/1/16	-	--		1,705,000		6/20/13	(105 bp)	152,536

Goldman Sachs International
DJ ABX HE A Index	CCC	70,361		105,000		1/25/38	369 bp	(30,375)

DJ ABX HE AAA Index	BBB-	24,677		105,000		1/25/38	76 bp	(44,347)

DJ CDX NA CMBX AAA Index	AAA	4,389		120,000		3/15/49	7 bp	(27,248)

DJ CDX NA HY Series 9
Index 25-35% tranche	BBB+	--		1,050,000	(F)	12/20/10	249 bp	(183,677)

DJ CDX NA HY Series 9

Index 25-35% tranche	BBB+	--		630,000	(F)	12/20/10	305 bp	(100,728)

DJ CDX NA IG Series 11
Version 1 Index	-	(290,057)		4,804,500		12/20/18	(140 bp)	(252,700)

DJ CMB NA CMBX AAA Index	-	(143,720)		1,729,000		2/17/51	(35 bp)	435,371

Rhodia SA, Euribor+275,
10/15/13	-	--	EUR	645,000		9/20/13	(387 bp)	266,289

JPMorgan Chase Bank, N.A.
DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA+	56,224		$281,074		5/25/46	11 bp	(34,417)

Domtar Corp., 7 1/8%,
8/15/15	-	--		25,000		12/20/11	(500 bp)	1,149

iStar Financial, Inc.,
6%, 12/15/10	Ba3	3,500		50,000		3/20/09	500 bp	(1,582)

Lexmark International,
Inc., 5.9%, 6/1/13	-	--		105,000		6/20/13	(113 bp)	8,902

JPMorgan Securities, Inc.
DJ CMB NA CMBX AAA Index	AAA	532,230		6,194,000		2/17/51	35 bp	(1,520,058)

Merrill Lynch Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	-	--		250,000		6/20/12	(150 bp)	31,340

D.R. Horton Inc.,
7 7/8%, 8/15/11	-	--		170,000		9/20/11	(426 bp)	2,106

Pulte Homes Inc.,
5.25%, 1/15/14	-	--		159,000		9/20/11	(482 bp)	(8,658)

Morgan Stanley Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	-	--		125,000		6/20/12	(114 bp)	17,003

Bundesrepublic of
Deutschland, 6%, 6/20/16	Aaa	--		440,000		6/20/18	8 bp	(18,796)

DJ ABX CMBX AAA Index	AAA	80,147		1,126,000	(F)	3/15/49	7 bp	(215,797)

DJ CDX NA IG Series 11
Index	-	(162,835)		6,360,000		12/20/18	(140 bp)	(113,382)

DJ CMB NA CMBX AAA Index	AAA	382,373		3,523,500		2/17/51	35 bp	(774,729)

Republic of Austria,
5 1/4%, 1/4/11	-	--		440,000		6/20/18	(17 bp)	42,331

UBS, AG
Starwood Hotels &
Resorts Worldwide,
Inc., 7 7/8%, 5/1/12	-	--		1,740,000		6/20/12	(195 bp)	229,139

Total								$(1,032,396)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for Moody's, Standard & Poor's or Fitch an underlying index represents the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2009.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Key to holding's currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand

NOTES

(a) Percentages indicated are based on net assets of $114,107,326.

(b) The aggregate identified cost on a tax basis is $242,635,347, resulting in gross unrealized appreciation and depreciation of $8,739,481 and $22,736,518, respectively, or net unrealized depreciation of $13,997,037.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(SEG) These securities, in part or in entirety, were pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2009.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at January 31, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

At January 31, 2009, liquid assets totaling $65,082,353 have been designated as collateral for open forward commitments, swap contracts and forward contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at January 31, 2009.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at January 31, 2009.

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities.. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$6,017,613	$(439,910)

Level 2	221,735,697	(3,549,827)

Level 3	885,000	--

Total	$228,638,310	$(3,989,737)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of January 31, 2009:

	Investment in securities	Other financial instruments

Balance as of October 31, 2008	$1,083,539	$--

Accrued discounts/premiums	--	--

Realized gain/loss	(49,279)	--
Change in net unrealized appreciation/(depreciation)	137,903	--

Net purchases/sales	(9,614)	--

Net transfers in and/or out of Level 3	(277,549)	--

Balance as of January 31, 2009	$885,000	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 1, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 1, 2009